Quarterly Report
December 31, 2021
MFS®  Municipal Income Fund
LMB-Q3

Portfolio of Investments
12/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 98.1%
Alabama - 1.3%
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	$1,820,000	$1,828,430
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2035	300,000	358,844
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2036	1,070,000	1,277,279
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2037	240,000	285,871
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2038	1,580,000	1,878,751
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2039	310,000	366,563
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2040	155,000	182,585
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	685,000	711,759
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	6,570,000	6,944,363
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 10/01/2049 (Put Date 10/01/2026)	4,945,000	5,608,131
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 0.966% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	20,175,000	20,322,390
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	785,000	889,290
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	1,175,000	1,017,504
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,655,000	1,176,775
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	2,370,000	1,187,191
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	4,495,000	2,108,487
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	455,000	492,338
Mobile, AL, General Obligation Warrants, “A”, 5%, 2/15/2030	3,130,000	3,761,692
Southeast Alabama Gas Supply District Rev. (Project No. 1), “A”, 4%, 4/01/2049 (Put Date 4/01/2024)	14,580,000	15,541,245
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	938,290	992,817
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	5,885,000	6,493,088
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2038	1,505,000	1,878,687
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	620,000	772,184
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	4,070,000	4,990,598
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	2,480,000	3,024,855
		$84,091,717
Alaska - 0.2%
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 6/01/2027	$620,000	$755,731
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 12/01/2027	1,000,000	1,234,461
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 6/01/2028	1,315,000	1,639,068
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 12/01/2028	1,365,000	1,721,410
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 6/01/2029	1,025,000	1,306,656
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 12/01/2029	1,830,000	2,212,511
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 6/01/2030	1,100,000	1,338,937
		$10,208,774
Arizona - 2.0%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	$370,000	$436,301
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	990,000	1,153,098
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	1,235,000	1,434,933
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.125%, 7/01/2037 (n)	1,000,000	1,141,459
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.25%, 7/01/2047 (n)	750,000	851,449
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	95,000	110,020
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	160,000	183,233
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	425,000	485,531
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2037	1,000,000	1,178,908
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2047	2,350,000	2,737,209
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2052	1,870,000	2,173,120
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	165,000	191,088
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	165,000	188,959
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	310,000	354,152
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2031	400,000	515,103

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2032	$300,000	$385,213
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2033	250,000	320,431
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2035	1,395,000	1,781,905
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2040	290,000	366,998
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2036	1,100,000	1,282,389
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2038	600,000	697,216
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2039	750,000	869,805
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2040	800,000	925,555
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2045	1,015,000	1,162,317
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2050	1,385,000	1,578,287
Coconino County, AZ, Pollution Control Corp., “A”, 1.875%, 9/01/2032 (Put Date 3/31/2023)	2,605,000	2,647,248
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	1,285,000	1,272,599
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,965,000	2,072,146
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2042	3,000,000	3,458,864
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2048	4,000,000	4,590,884
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2038	675,000	788,911
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	465,000	536,994
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	170,000	196,416
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	295,000	361,698
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039 (n)	860,000	1,022,864
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	545,000	657,995
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	460,000	539,495
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	690,000	830,719
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054 (n)	2,050,000	2,396,631
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2038	3,000,000	3,578,224
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “A”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	1,580,000	1,573,570
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	790,000	786,785
Phoenix, AZ, Civic Improvement Corp. Rental Car Facility Charge Rev., “A”, 5%, 7/01/2037	6,500,000	8,020,653
Phoenix, AZ, Civic Improvement Corp. Rental Car Facility Charge Rev., “A”, 5%, 7/01/2045	10,000,000	12,145,332
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	470,000	520,172
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	140,000	154,945
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	570,000	626,179
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	340,000	373,390
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	700,000	776,082
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	560,000	618,050
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	895,000	983,563
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	840,000	926,671
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	925,000	1,011,589
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046 (n)	610,000	680,731
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 0.2%, 12/01/2035 (Put Date 2/01/2022)	26,960,000	26,959,962

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2044	$420,000	$497,947
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2049	1,030,000	1,215,719
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2059	840,000	985,164
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2030	150,000	180,507
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2031	530,000	633,829
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2033	285,000	339,293
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2037	500,000	591,227
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2042	605,000	709,752
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037 (n)	1,075,000	1,096,403
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	235,000	246,310
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)(w)	1,265,000	1,312,448
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047 (n)	1,020,000	1,041,443
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)(w)	1,400,000	1,435,668
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	360,000	372,711
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052 (n)	550,000	561,561
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	315,000	324,112
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)(w)	1,580,000	1,610,215
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2038	8,000,000	9,546,232
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	2,150,000	2,226,005
		$128,540,587
Arkansas - 0.5%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$215,000	$222,156
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	435,000	450,512
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	45,000	46,443
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	905,000	1,107,676
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2026	4,465,000	5,278,285
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2027	4,690,000	5,687,234
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2028	2,025,000	2,512,567
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2029	1,725,000	2,177,093
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2036	870,000	1,094,972
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	605,000	759,814
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2038	1,320,000	1,654,960
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	480,000	600,666
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	530,000	662,181
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	1,815,000	2,249,054
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	1,500,000	1,785,881
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3%, 7/01/2032	170,000	171,839
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.125%, 7/01/2036	470,000	475,775

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - continued
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	$180,000	$196,999
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	775,000	826,082
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,665,000	1,978,849
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	435,000	480,841
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	4,995,000	2,440,608
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,520,000	1,700,733
		$34,561,220
California - 9.8%
San Diego County, CA, Regional Transportation Commission Sales Tax Rev., “A”, 5%, 10/01/2022	$8,335,000	$8,636,214
Alameda, CA, Corridor Transportation Authority Senior Lien Rev., “A”, AGM, 5%, 10/01/2028	985,000	1,061,697
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2025	3,960,000	4,576,974
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2026	4,145,000	4,946,907
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	8,605,000	9,016,587
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2032	140,000	180,550
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2035	190,000	227,781
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2037	305,000	363,353
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2038	130,000	154,496
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2039	165,000	195,592
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2046 (Prerefunded 11/15/2025)	2,530,000	2,971,716
California Health Facilities Financing Authority Rev., (Cedars-Sinai Health System), “A”, 4%, 8/15/2048	25,390,000	30,023,139
California Health Facilities Financing Authority Rev., (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	14,755,000	18,951,676
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	5,055,801	5,823,300
California Housing Finance Agency Municipal Certificates, “X”, 0.796%, 11/20/2035 (i)	70,739,495	4,716,789
California Housing Finance Agency Municipal Certificates, “X”, 0.764%, 8/20/2036 (i)(n)	25,037,277	1,807,439
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	7,940,000	8,019,316
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “B”, FLR, 0.8% (MUNIPSA + 0.70%), 12/01/2050 (Put Date 6/01/2026)	2,500,000	2,531,572
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	595,000	908,727
California Municipal Finance Authority Rev. (Channing House Project), “B”, 5%, 5/15/2047	1,500,000	1,721,084
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,750,000	2,088,931
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,510,000	1,765,227
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	4,890,000	5,701,512
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	235,000	271,684
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	2,150,000	2,390,050
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	1,925,000	2,104,775
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	4,280,000	4,524,044
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2033	290,000	348,402
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2037	670,000	796,778
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2038	390,000	462,562
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2040	230,000	271,535
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	3,795,000	3,960,318
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	260,000	305,674
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	510,000	596,007
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	510,000	588,408
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2026	415,000	473,123
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2027	400,000	464,351
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2028	360,000	424,780
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	895,000	1,050,947
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	2,025,000	2,051,198

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	$1,350,000	$1,363,681
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	2,055,000	2,072,259
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2029 (w)	5,000,000	6,372,156
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2030 (w)	9,000,000	11,716,227
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 2/01/2031	7,845,000	10,453,869
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 2/01/2032	8,055,000	10,946,643
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	9,180,000	9,906,045
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	9,250,000	10,308,506
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024 (n)	560,000	604,749
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025 (n)	585,000	646,509
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	505,000	568,320
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	1,340,000	1,490,610
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 3.5%, 7/01/2034	795,000	884,376
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2034	1,000,000	1,219,193
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2035	1,475,000	1,795,726
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3%, 11/01/2022 (n)	440,000	448,345
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	3,930,000	4,313,926
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032 (n)	485,000	577,247
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	955,000	1,115,199
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	55,000	58,100
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	190,000	204,411
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	645,000	726,399
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,645,000	2,974,496
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	5,455,000	6,269,215
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	990,000	1,145,968
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	7,400,000	9,060,345
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029 (n)	620,000	660,373
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	475,000	511,197
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	1,795,000	1,902,047
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	780,000	824,981
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 2.65%, 12/01/2046 (n)	9,155,000	8,339,171
CMFA Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	3,075,000	3,215,170
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2030	4,495,000	3,947,614
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2031	4,015,000	3,438,609
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	2,785,000	2,273,097
Foothill-De Anza, CA, Community College District, Capital Appreciation, NPFG, 0%, 8/01/2034	21,410,000	17,504,448
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2034 (Prerefunded 6/01/2025)	3,000,000	3,467,405
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036 (Prerefunded 6/01/2022)	1,410,000	1,429,025
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.25%, 6/01/2047 (Prerefunded 6/01/2022)	160,000	163,314
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “B-1”, 3.85%, 6/01/2050	25,250,000	25,683,045
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	2,620,000	2,855,537
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2036 (Prerefunded 5/15/2022)	640,000	657,573
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	480,000	529,476
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	480,000	496,738

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	$820,000	$847,624
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2033	1,315,000	1,717,274
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2034	1,370,000	1,785,730
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2035	2,160,000	2,810,195
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2036	1,710,000	2,219,590
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2037	2,210,000	2,862,003
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2038	1,870,000	2,417,288
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2039	2,010,000	2,593,002
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2040	2,100,000	2,704,489
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2041	2,255,000	2,897,406
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2034	465,000	571,279
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2036	825,000	1,009,952
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2037	1,030,000	1,258,830
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	1,770,000	2,187,285
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	3,605,000	4,370,376
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2038	4,040,000	4,712,948
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	6,435,000	7,509,651
Merced, CA, Union High School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	580,000	505,054
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2041	6,500,000	7,232,609
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2046	2,000,000	2,219,887
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2023, 5.875% to 8/01/2028	1,860,000	2,199,730
Oceanside, CA, Unified School District, Capital Appreciation, AGM, 0%, 8/01/2030	4,335,000	3,765,224
Oceanside, CA, Unified School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2027	1,735,000	1,618,449
Oceanside, CA, Unified School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2029	3,520,000	3,135,642
Oceanside, CA, Unified School District, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	195,000	184,746
Oceanside, CA, Unified School District, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	395,000	360,172
Oceanside, CA, Unified School District, Capital Appreciation, ETM, AGM, 0%, 8/01/2024	350,000	345,230
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,640,000	1,807,716
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2024	120,000	132,784
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2024	1,580,000	1,742,490
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2025	4,800,000	5,484,886
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2026	2,750,000	3,239,679
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2027	2,750,000	3,327,119
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2028	875,000	1,082,385
Port of Oakland, CA, Rev., “P”, 5%, 5/01/2033	10,815,000	10,983,011
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	2,015,000	2,047,184
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 5.25%, 6/01/2039 (Prerefunded 6/01/2023)	4,655,000	4,985,245
Sacramento County, CA, Airport System Rev., “A”, 5%, 7/01/2041	10,000,000	11,759,116
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2041	6,000,000	7,043,920
Sacramento, CA, Transient Occupancy Tax Rev. (Convention Center Complex), “A”, 5%, 6/01/2033	115,000	138,888
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2024	500,000	534,849
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2025	1,500,000	1,604,548
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2041	1,665,000	1,961,581
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2046	1,905,000	2,216,985
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2046	2,380,000	3,013,550
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2051	2,380,000	2,996,936
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2056	2,615,000	3,009,094
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2056	4,495,000	5,624,872
San Diego County, CA, Regional Transportation Commission Sales Tax Rev., “A”, 3%, 10/01/2022	8,335,000	8,512,679
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2028	6,000,000	6,092,013
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	1,230,000	1,496,291
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2038	4,300,000	5,327,172
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2039	4,900,000	6,060,529
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2040	2,285,000	2,822,278

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	$340,000	$376,018
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (z)	6,795,000	7,949,723
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (z)	8,590,000	9,911,192
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (z)	12,210,000	7,444,062
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NPFG, 0%, 9/01/2026	5,100,000	4,925,412
State of California, AGM, 5.25%, 8/01/2032	9,160,000	12,706,325
State of California, Various Purpose General Obligation, 5%, 12/01/2028	10,000,000	12,771,725
State of California, Various Purpose General Obligation, 5%, 12/01/2029	2,250,000	2,932,814
State of California, Various Purpose General Obligation, 5%, 12/01/2031	45,000	53,145
State of California, Various Purpose General Obligation, 5%, 12/01/2032	1,750,000	2,065,923
State of California, Various Purpose General Obligation, 5%, 12/01/2034	1,345,000	1,587,169
State of California, Various Purpose General Obligation, 5%, 4/01/2045	9,730,000	12,208,222
State of California, Various Purpose General Obligation Refunding, 5%, 4/01/2024	4,365,000	4,416,556
State of California, Various Purpose General Obligation Refunding, 5%, 8/01/2029	5,000,000	5,958,887
State of California, Various Purpose General Obligation Refunding, 5%, 12/01/2030	500,000	667,343
State of California, Various Purpose General Obligation Refunding, 5%, 4/01/2031	3,180,000	4,283,295
State of California, Various Purpose General Obligation Refunding, 5%, 9/01/2034	9,000,000	10,711,713
State of California, Various Purpose General Obligation Refunding, 5%, 9/01/2041	22,040,000	29,192,187
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2045	950,000	1,189,070
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2049	865,000	1,078,695
University of California Regents, Limited Project Rev., “S”, 5%, 5/15/2029 (w)	4,000,000	5,090,864
University of California Regents, Limited Project Rev., “S”, 5%, 5/15/2030 (w)	3,000,000	3,902,388
University of California Regents, Limited Project Rev., “S”, 5%, 5/15/2031 (w)	3,000,000	3,984,099
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, AGM, 0%, 8/01/2029	3,440,000	3,073,607
		$632,186,454
Colorado - 4.0%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2027	$57,000	$65,488
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2028	92,000	115,326
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2028	55,000	63,095
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2029	92,000	117,667
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2029	55,000	62,988
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2030	96,000	122,414
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2030	13,000	14,879
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2031	101,000	128,740
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2031	59,000	67,461
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2032	110,000	140,231
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	70,000	79,954
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2033	110,000	140,022
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2034	125,000	158,816
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2035	44,000	55,837
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2050	527,000	653,964
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation, 5%, 12/01/2034	2,535,000	3,030,687
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation, 5%, 12/01/2035	5,000,000	5,964,422
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), 5%, 12/01/2031	1,725,000	1,895,671
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	1,020,000	1,115,445
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	195,000	208,347
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	740,000	783,273
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	605,000	638,451
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	545,000	555,316
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	490,000	536,399
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	495,000	539,783
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	910,000	957,826
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 5%, 12/01/2038	1,335,000	1,623,047
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	3,440,000	3,871,686
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,855,000	2,021,684
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	305,000	364,381

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	$365,000	$430,048
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	385,000	452,704
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2040	3,555,000	4,498,512
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2050	18,125,000	22,579,190
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2055	1,450,000	1,804,721
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Pinnacle Charter School, Inc. Project), “A”, 4%, 12/01/2036	1,370,000	1,626,225
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Pinnacle Charter School, Inc. Project), “A”, 4%, 12/01/2041	1,670,000	1,958,151
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2040	1,750,000	2,178,466
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2050	3,590,000	4,410,356
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2055	5,295,000	6,486,082
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2035	530,000	670,433
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2040	785,000	982,493
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2050	3,225,000	3,982,262
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	485,000	552,346
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	875,000	992,662
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 5%, 11/15/2041	10,000,000	11,691,157
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2037	2,375,000	2,959,351
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043 (Prerefunded 6/01/2023)	1,195,000	1,283,782
Colorado Health Facilities Authority Rev. (Sanford Health), “A”, 5%, 11/01/2039	9,400,000	11,824,397
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2036	1,185,000	1,399,908
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2037	9,250,000	10,897,491
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	4,620,000	4,991,708
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	3,200,000	3,796,819
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	4,685,000	5,492,668
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2032	1,015,000	1,302,792
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2033	1,000,000	1,279,504
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2034	1,040,000	1,326,121
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2035	760,000	888,482
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2037	450,000	523,984
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2038	350,000	406,828
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2039	350,000	406,034
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2040	300,000	347,457
Colorado Housing & Finance Authority Rev., “B-1”, GNMA, 4%, 11/01/2048	1,765,000	1,904,930
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, “C”, 4.75%, 5/01/2049 (u)	4,435,000	4,919,965
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class III, “H”, 4.25%, 11/01/2049	5,565,000	6,165,502
Colorado Housing & Finance Authority, Single Family Mortgage, “B”, GNMA, 3%, 5/01/2051	10,535,000	11,305,389
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2030	235,000	297,998
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2030	165,000	211,277
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2031	285,000	368,630
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2031	235,000	303,460
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2032	380,000	489,555

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2032	$380,000	$488,693
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 1/15/2033	355,000	425,691
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2033	355,000	440,103
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2034	710,000	847,688
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2036	590,000	699,041
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2038	425,000	501,102
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2036	2,755,000	3,270,291
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2040	10,000,000	11,767,111
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2025	3,000,000	3,420,781
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2041 (Prerefunded 3/01/2027)	1,500,000	1,827,275
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2028 (Prerefunded 11/15/2022)	1,930,000	2,007,871
Denver, CO, City & County School District No. 1, 5%, 12/01/2033	5,000,000	6,615,716
Denver, CO, City & County School District No. 1, 5%, 12/01/2034	8,750,000	11,553,268
Denver, CO, City & County School District No. 1, 4%, 12/01/2035	3,750,000	4,600,797
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	965,000	1,109,670
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,635,000	1,865,106
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2038	785,000	911,208
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	1,210,000	1,293,311
E-470 Public Highway Authority Rev., CO, “A”, 5%, 9/01/2040	930,000	1,033,390
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2030	1,470,000	1,735,732
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2031	1,660,000	1,955,738
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2032	1,755,000	2,064,915
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2033	1,760,000	2,064,386
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2034	1,445,000	1,688,915
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2035	1,630,000	1,903,457
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2045	5,280,000	5,964,516
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	1,215,000	1,515,489
State of Colorado (Building Excellent Schools Today), “S”, COP, 4%, 3/15/2046	15,440,000	18,222,592
		$258,276,993
Connecticut - 0.9%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2025	$2,990,000	$3,388,366
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	4,230,000	4,737,758
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “B-2”, 2.75%, 1/01/2026 (n)	310,000	311,845
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “B-2”, 4%, 11/15/2032	105,000	106,284
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	1,020,000	1,062,080
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	235,000	238,962
Hamden, CT, General Obligation, BAM, 5%, 8/15/2028	810,000	1,008,112
Hamden, CT, General Obligation, BAM, 5%, 8/15/2030	375,000	483,728
Hamden, CT, General Obligation, BAM, 5%, 8/15/2032	75,000	97,175
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2028	4,290,000	5,128,166
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2029	2,375,000	2,827,860
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2030	2,355,000	2,791,811
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2031	2,015,000	2,382,492
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	9,200,000	9,602,450
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2032	1,000,000	1,173,768
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 5/01/2033	5,505,000	7,295,583
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 5/01/2034	8,900,000	11,763,756
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2031 (n)	145,000	159,019
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2036 (n)	230,000	246,328
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2041 (n)	275,000	291,369
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2051 (n)	795,000	832,265
West Haven, CT, General Obligation , BAM, 4%, 3/15/2035	925,000	1,088,421

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
West Haven, CT, General Obligation , BAM, 4%, 3/15/2040	$750,000	$871,067
		$57,888,665
Delaware - 0.1%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2036	$235,000	$270,772
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	475,000	540,818
Delaware Economic Development Authority, Exempt Facility Refunding Rev. (NRG Energy Project), “A”, 1.25%, 10/01/2045 (Put Date 10/01/2025)	5,600,000	5,607,604
		$6,419,194
District of Columbia - 0.7%
District of Columbia Rev. (Kipp D.C. Charter School), “A”, 6%, 7/01/2043 (Prerefunded 7/01/2023)	$1,450,000	$1,572,625
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	3,435,000	3,525,331
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	4,505,000	4,623,470
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	910,000	933,931
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2035	3,000,000	3,554,932
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2031	6,000,000	7,939,785
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2032	4,000,000	5,258,809
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2033	7,000,000	9,178,592
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	4,000,000	5,233,610
		$41,821,085
Florida - 3.1%
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2035	$1,005,000	$1,276,231
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2036	1,705,000	2,162,117
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2037	2,225,000	2,815,909
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	20,000	20,474
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	1,045,000	1,134,613
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	485,000	527,696
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,405,000	1,531,104
Broward County, FL, Airport System Rev., 5%, 10/01/2042	1,085,000	1,301,808
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2038	3,000,000	3,745,099
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2039	4,500,000	5,607,974
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2044	3,500,000	4,317,157
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	100,000	107,162
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	625,000	684,189
Capital Trust Agency, FL, Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	7,525,000	7,552,280
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)(d)(z)	100,000	68,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)(z)	835,000	567,800
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(z)	1,265,000	860,200
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)(z)	180,000	122,400
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029	1,350,000	1,531,783
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030	1,420,000	1,611,209
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	585,000	680,668
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	2,270,000	2,559,356
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	105,000	117,609
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	155,000	187,978
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	485,000	577,661
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 3%, 7/01/2031 (n)	100,000	103,584
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	645,000	685,863

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 4%, 9/15/2030 (n)	$220,000	$238,389
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2040 (n)	500,000	557,814
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2050 (n)	985,000	1,086,336
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2035	150,000	165,599
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2045	280,000	304,277
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	395,000	426,623
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	305,000	330,549
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	1,180,000	1,266,977
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2031 (n)	395,000	461,689
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2035 (n)	320,000	370,914
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	8,395,000	9,548,591
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-1”, 2.375%, 6/01/2027 (n)	400,000	401,127
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-2”, 1.75%, 6/01/2026 (n)	375,000	374,365
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2031	935,000	1,156,379
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2032	755,000	928,842
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2033	550,000	673,523
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2034	1,070,000	1,301,703
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2035	595,000	720,990
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	815,000	984,979
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	1,140,000	1,270,692
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	1,575,000	1,750,850
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	1,880,000	2,084,297
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	2,040,000	2,233,045
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	550,000	634,560
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	680,000	785,301
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	1,230,000	1,414,941
Florida Housing Finance Corp., Homeowner Mortgage Rev. (Special Program), “B”, 3%, 7/01/2045	470,000	479,261
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, 4%, 7/01/2049 (u)	3,665,000	3,951,586
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 3%, 1/01/2052	6,980,000	7,505,504
Florida Housing Finance Corp., Homeowner Mortgage Rev., “2”, GNMA, 3%, 7/01/2052	8,245,000	8,917,499
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	3,250,000	3,667,082
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	570,000	653,884
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034	1,935,000	2,186,731
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	130,000	135,419
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	120,000	128,114
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	185,000	195,779
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	605,000	674,951
Lee County, FL, Airport Rev., “A”, 5%, 10/01/2025	3,180,000	3,676,536
Lee County, FL, Airport Rev., “A”, 5%, 10/01/2026	9,340,000	11,090,443
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2039	2,000,000	2,235,235
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 5%, 10/01/2030	240,000	312,872
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 5%, 10/01/2031	995,000	1,292,320
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 5%, 10/01/2032	420,000	542,665
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 5%, 10/01/2033	1,300,000	1,675,622
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2034	760,000	908,726
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2035	760,000	907,389
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2036	945,000	1,126,270
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2037	945,000	1,123,767
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2038	1,065,000	1,264,239
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2039	795,000	941,879
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2041	710,000	837,283
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Cabana Club Apartments), 1.4%, 4/01/2023 (Put Date 4/01/2022)	2,155,000	2,156,353

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Platform 3750), GNMA, 0.25%, 8/01/2024 (Put Date 8/01/2023)	$3,870,000	$3,869,202
Miami-Dade County, FL, Seaport Refunding Rev., “A-1”, AGM, 4%, 10/01/2045	6,205,000	7,314,815
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	280,000	290,249
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	135,000	139,141
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	230,000	237,055
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	5,785,000	6,796,452
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	495,000	599,422
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2044	750,000	930,009
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2049	1,040,000	1,282,096
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	550,000	381,379
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	660,000	439,901
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	250,000	160,176
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	770,000	474,380
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	920,000	544,762
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	985,000	559,456
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	1,095,000	596,741
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	880,000	459,855
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2049	9,785,000	11,260,869
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	890,000	1,075,180
Palm Beach County, FL, Health Facilities Authority Rev. (Sinai Residences of Boca Raton Project), “A”, 7.5%, 6/01/2049	430,000	451,023
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), “B-2”, 2.625%, 6/01/2025	3,390,000	3,454,943
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2031 (w)	390,000	415,057
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2036 (w)	620,000	652,910
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2041 (w)	650,000	677,333
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056 (w)	1,265,000	1,315,815
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	685,000	792,316
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	885,000	1,022,845
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	200,000	217,675
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2051	1,615,000	1,780,503
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2056	2,725,000	2,989,003
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “B-2”, 1.45%, 1/01/2027	730,000	733,864
St. John's County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027 (a)(d)	125,000	112,500
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2027	105,000	117,344
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2028	100,000	112,704
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2029	105,000	118,563
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2030	95,000	106,643
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2031	100,000	111,778
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2036	475,000	525,594
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2041	360,000	394,548
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2046	360,000	392,456
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	345,000	374,311
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	52,266	31,360
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	245,000	265,118

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	$225,000	$243,196
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	485,000	524,914
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	1,455,000	1,573,804
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,430,000	1,029,251
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	785,000	542,485
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	1,210,000	801,925
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	570,000	361,469
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	785,000	475,525
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	785,000	453,911
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	1,070,000	590,100
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	475,000	250,141
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	475,000	238,613
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2038	310,000	363,513
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2039	310,000	362,820
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2040	475,000	599,023
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	1,665,000	1,916,488
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2050	3,380,000	4,192,885
		$201,616,094
Georgia - 3.0%
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2035	$7,450,000	$8,668,640
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2037	4,000,000	4,636,833
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	5,000,000	5,773,443
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2040	2,250,000	2,594,309
Atlanta, GA, Airport Rev., “B”, 5%, 7/01/2044	9,800,000	12,019,141
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	1,320,000	1,435,618
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	1,155,000	1,376,406
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	3,295,000	3,833,694
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2046	3,875,000	4,599,465
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2051	2,000,000	2,359,957
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	855,000	979,767
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.25%, 10/01/2032 (Put Date 5/25/2023)	5,115,000	5,243,071
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.5%, 1/01/2040 (Put Date 2/03/2025)	5,045,000	5,162,054
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	650,000	720,132
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,140,000	1,255,194
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2031	300,000	386,464
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2032	335,000	400,561
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2033	190,000	226,770
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2034	345,000	411,079
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2036	310,000	367,863
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2037	325,000	411,274
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2038	335,000	423,237
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2039	300,000	353,483
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2040	205,000	258,129

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Coweta County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2044	$9,425,000	$11,716,201
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	5,285,000	5,305,437
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	1,415,000	1,430,262
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	4,345,000	4,361,802
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	3,910,000	3,952,172
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 4%, 4/01/2050	3,395,000	3,900,843
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2047	1,550,000	1,651,275
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	230,000	238,099
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	4,545,000	4,585,522
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	845,000	1,018,451
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,740,000	2,194,817
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	1,865,000	2,243,045
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, FLR, 0.816% (67% of LIBOR - 1mo. + 0.75%), 4/01/2048 (Put Date 9/01/2023)	10,315,000	10,366,422
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/15/2031	5,760,000	7,148,665
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	6,390,000	6,973,843
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	20,295,000	22,975,478
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2056	1,940,000	2,349,225
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2063	1,945,000	2,355,280
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 4%, 1/01/2046	1,200,000	1,368,936
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 4%, 1/01/2046	750,000	862,135
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 5%, 1/01/2062	4,105,000	5,027,524
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 5%, 1/01/2062	2,700,000	3,306,776
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/2026	3,065,000	3,194,832
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	305,000	361,833
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	335,000	396,651
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	230,000	271,732
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	4,000,000	4,741,018
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2045	5,000,000	5,911,654
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054 (Prerefunded 2/15/2025)	4,215,000	4,864,226
Monroe County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Scherer Project), “A”, 1.5%, 1/01/2039 (Put Date 2/03/2025)	3,750,000	3,837,231
		$192,807,971
Guam - 0.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$370,000	$453,793
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	275,000	342,349
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	370,000	470,712
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	1,570,000	1,808,280
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	2,125,000	2,395,039
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036	860,000	880,706
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	975,000	1,012,949
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	6,060,000	7,411,103
		$14,774,931
Hawaii - 0.0%
Hawaii Harbor System Rev., “A”, 4%, 7/01/2033	$475,000	$569,742
Hawaii Harbor System Rev., “A”, 4%, 7/01/2034	415,000	496,858
Hawaii Harbor System Rev., “A”, 4%, 7/01/2035	295,000	352,605
Hawaii Harbor System Rev., “A”, 4%, 7/01/2036	30,000	35,785
		$1,454,990

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Idaho - 0.1%
Idaho Housing and Finance Association, Federal Highway Trust Fund, “A”, 4%, 7/15/2038	$1,650,000	$1,987,619
Idaho Housing and Finance Association, Federal Highway Trust Fund, “A”, 4%, 7/15/2039	1,645,000	1,969,415
		$3,957,034
Illinois - 9.4%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$9,190,000	$9,830,835
Chicago, IL, Board of Education, 5%, 12/01/2042	4,045,000	4,179,663
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	6,805,000	7,184,068
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2022	1,405,000	1,396,305
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2023	1,205,000	1,184,885
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	9,895,000	8,864,109
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	3,290,000	2,864,417
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	1,430,000	1,210,021
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2022	3,410,000	3,388,897
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2023	14,590,000	14,346,451
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	3,405,000	3,200,383
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	3,895,000	3,489,207
Chicago, IL, Board of Education, “A”, 5.5%, 12/01/2039	105,000	105,556
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	270,000	317,050
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	220,000	264,584
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	1,010,000	1,180,353
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	1,005,000	1,172,583
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	1,785,000	2,072,084
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	2,495,000	2,882,942
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	15,110,000	18,235,395
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2025	2,505,000	2,919,531
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2026	970,000	1,163,783
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2027	2,455,000	3,021,586
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,165,000	1,468,060
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	775,000	993,417
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	580,000	758,460
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	1,550,000	2,066,717
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	2,760,000	3,415,359
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	5,300,000	6,540,541
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	4,540,000	5,593,222
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	310,000	384,869
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2030	200,000	247,490
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2031	200,000	246,813
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2032	200,000	246,398
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	180,000	221,465
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	175,000	214,953
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	130,000	159,511
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	1,205,000	1,424,664
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	3,245,000	3,829,034
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	3,675,000	4,282,570
Chicago, IL, Capital Appreciation “A”, NPFG, 0%, 1/01/2027	1,490,000	1,388,676
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2026	9,690,000	9,217,663
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2027	1,820,000	1,696,235
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	745,000	834,897
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	3,885,000	4,471,624
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	2,660,000	3,135,328
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	605,000	727,461
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	7,090,000	8,661,468
Chicago, IL, General Obligation, “A”, 5%, 1/01/2031	625,000	769,903
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	1,820,000	2,189,938
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	350,000	420,565
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	4,500,000	5,369,212
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	6,995,000	8,587,753
Chicago, IL, General Obligation, “C”, 5%, 1/01/2024	2,240,000	2,241,801

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	$935,000	$1,062,449
Chicago, IL, General Obligation, Refunding, “A”, 5.625%, 1/01/2031	300,000	363,419
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “A”, 4%, 12/01/2046	1,515,000	1,819,427
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	1,525,000	1,652,754
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	745,000	899,030
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	1,850,000	2,188,923
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	5,900,000	6,947,839
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	945,000	990,397
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	470,000	492,482
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,890,000	1,981,012
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	3,315,000	3,974,563
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	2,735,000	3,083,535
Chicago, IL, Transit Authority Rev. (Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2027	1,135,000	1,378,784
Chicago, IL, Transit Authority Rev. (Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2028	1,200,000	1,492,358
Chicago, IL, Transit Authority Rev. (Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2029	900,000	1,143,644
Chicago, IL, Transit Authority Rev. (Section 5337 State of Good Repair Formula Funds), 5%, 6/01/2027	600,000	729,580
Chicago, IL, Transit Authority Rev. (Section 5337 State of Good Repair Formula Funds), 5%, 6/01/2028	1,200,000	1,494,884
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	1,840,000	2,277,894
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2055	1,695,000	2,069,440
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	9,665,000	11,230,683
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2031	1,705,000	2,233,570
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2032	1,120,000	1,462,978
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2033	1,100,000	1,433,408
Cook County, IL, General Obligation Refunding, “C”, AGM, 5%, 11/15/2025	3,000,000	3,119,879
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2030	840,000	1,095,238
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2031	1,050,000	1,367,335
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2032	615,000	798,558
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2035	780,000	1,003,958
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2036	660,000	846,262
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2037	805,000	1,028,392
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2038	1,095,000	1,394,368
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2039	1,400,000	1,651,922
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2040	1,285,000	1,511,399
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2041	1,015,000	1,192,041
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2027	200,000	232,592
DuPage County, IL, Carol Stream Park District, “C”, BAM, 3%, 11/01/2032	1,250,000	1,374,796
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-1”, 4%, 11/01/2030	4,410,000	5,043,946
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-2”, 4%, 11/01/2030	4,410,000	5,042,778
Illinois Finance Authority Rev. (Carle Foundation), “A”, 5%, 8/15/2032	2,960,000	3,940,499
Illinois Finance Authority Rev. (Carle Foundation), “B”, 5%, 8/15/2053 (Put Date 8/15/2031)	4,800,000	6,386,404
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	2,310,000	2,722,843
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	2,315,000	2,725,245
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033 (Prerefunded 5/15/2023)	275,000	291,361
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033	1,905,000	1,971,436
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043 (Prerefunded 5/15/2023)	190,000	202,272
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043	1,310,000	1,356,862
Illinois Finance Authority Rev. (McKinley Foundation), “A”, 5.125%, 11/01/2055 (n)	3,205,000	3,458,336
Illinois Finance Authority Rev. (McKinley Foundation), “B”, 7%, 11/01/2037 (n)	990,000	1,123,656
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	9,235,000	10,755,091
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	1,035,000	1,237,691
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	1,535,000	1,830,487
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	6,315,000	6,822,327
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	510,000	592,403
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	1,040,000	1,200,693
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	820,000	947,332
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	795,000	917,241
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “A”, 5%, 3/01/2047	10,000,000	11,762,213
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	140,000	164,871
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2028	2,045,000	2,584,306

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2031	$4,000,000	$5,362,011
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2044	420,000	516,352
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2049	525,000	641,826
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	420,000	512,651
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	560,000	553,240
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	770,000	801,774
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2040	2,180,000	2,521,070
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2028	195,000	229,084
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	490,000	562,631
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	980,000	1,113,054
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	490,000	555,701
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 2.45%, 10/01/2039 (Put Date 10/01/2029)	7,000,000	7,513,514
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 0.7%, 5/01/2040 (Put Date 9/01/2023)	1,850,000	1,848,982
Illinois Housing Development Authority Rev., “A”, 3.87%, 11/15/2035 (z)	7,967,205	9,214,002
Illinois Housing Development Authority Rev., “A”, 4.5%, 10/01/2048	5,155,000	5,703,356
Illinois Housing Development Authority Rev., “A”, GNMA, 3%, 4/01/2051	3,565,000	3,832,629
Illinois Housing Development Authority Rev., “B”, 3.87%, 11/15/2035 (z)	3,249,208	3,757,680
Illinois Housing Development Authority Rev., “B”, GNMA, 3%, 4/01/2051	17,230,000	18,588,007
Illinois Housing Development Authority Rev., “C”, 3.87%, 11/15/2035 (z)	3,242,283	3,749,672
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035 (z)	2,958,577	3,421,569
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035 (z)	2,036,058	2,354,683
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2029	120,000	147,632
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2030	155,000	189,572
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	1,800,000	2,097,510
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	3,995,000	4,793,658
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	3,720,000	4,577,193
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	755,000	951,038
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	1,750,000	2,249,403
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2032	8,695,000	11,487,198
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2033	11,305,000	15,124,938
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	1,635,000	2,073,494
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	2,185,000	2,811,042
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	1,050,000	1,234,998
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	615,000	722,045
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	1,050,000	1,236,891
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	1,770,000	1,933,830
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2028	815,000	1,008,182
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	1,020,000	1,288,834
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2030	610,000	757,419
Illinois Toll Highway Authority Rev., “A”, 5%, 12/01/2022	5,000,000	5,214,654
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2033	250,000	291,053
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2036	250,000	289,874
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2039	820,000	946,196
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2035	1,875,000	2,105,401
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2040	1,210,000	1,348,368
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2045	1,515,000	1,677,051
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	765,000	890,731
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	785,000	914,018

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	$2,400,000	$2,264,980
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, BAM, 5%, 6/15/2042	4,550,000	4,646,109
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	5,110,000	1,988,169
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NPFG, 5.5%, 6/15/2029	5,725,000	6,727,525
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2039	405,000	478,464
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2041	395,000	464,755
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2043	240,000	281,131
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2036	620,000	726,315
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2038	700,000	816,937
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2040	665,000	773,436
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2041	315,000	365,588
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,690,000	1,851,727
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,390,000	1,527,347
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	1,130,000	1,201,079
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	1,125,000	1,190,960
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2028	750,000	872,938
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2029	400,000	470,918
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2031	950,000	1,140,559
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2034	900,000	1,065,461
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2036	650,000	767,241
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2038	1,000,000	1,175,457
State of Illinois, 5%, 2/01/2025	2,600,000	2,938,804
State of Illinois, 5%, 1/01/2028	425,000	426,474
State of Illinois, 5%, 5/01/2028	870,000	955,267
State of Illinois, 5.25%, 7/01/2028	2,530,000	2,711,126
State of Illinois, 5%, 11/01/2028	2,005,000	2,362,137
State of Illinois, 5%, 2/01/2029	2,180,000	2,576,052
State of Illinois, 4.125%, 11/01/2031	1,720,000	1,943,064
State of Illinois, 4.5%, 11/01/2039	1,895,000	2,146,338
State of Illinois, AGM, 5%, 4/01/2024	5,000,000	5,293,590
State of Illinois, AGM, 5%, 2/01/2027	1,465,000	1,600,593
State of Illinois, AGM, 4%, 2/01/2030	720,000	819,783
State of Illinois, NPFG, 6%, 11/01/2026	7,230,000	8,565,325
State of Illinois, “A”, 5%, 11/01/2027	9,820,000	11,885,514
State of Illinois, “A”, 5%, 11/01/2028	13,010,000	16,050,251
State of Illinois, “A”, 5%, 4/01/2036	1,705,000	1,793,715
State of Illinois, “A”, 5%, 12/01/2024	425,000	477,778
State of Illinois, “P“, ETM, 6.5%, 6/15/2022	700,000	719,626
State of Illinois, General Obligation, 5.5%, 5/01/2039	1,660,000	2,120,997
State of Illinois, General Obligation, 5.75%, 5/01/2045	1,545,000	1,979,072
State of Illinois, General Obligation, ”A“, 5%, 3/01/2024	2,000,000	2,190,097
State of Illinois, General Obligation, ”A“, 5%, 3/01/2025	2,500,000	2,834,109
State of Illinois, General Obligation, ”A“, 5%, 3/01/2026	2,500,000	2,915,837
State of Illinois, General Obligation, ”B“, 5%, 3/01/2024	3,500,000	3,832,669
State of Illinois, General Obligation, ”B“, 5%, 3/01/2025	4,000,000	4,534,574
State of Illinois, General Obligation, ”B“, 5%, 3/01/2026	3,250,000	3,790,588
State of Illinois, General Obligation, ”C“, 4%, 3/01/2024	6,185,000	6,640,384
State of Illinois, General Obligation, ”C“, 4%, 3/01/2025	1,500,000	1,653,705
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2032	2,210,000	2,642,506
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2035	2,950,000	3,508,609
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2036	1,510,000	1,791,847
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2038	1,930,000	2,281,577
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2039	1,705,000	2,011,837
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2044	1,000,000	1,166,919
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2029	675,000	794,314

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2030	$850,000	$993,073
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2032	1,180,000	1,362,971
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2034	1,755,000	2,002,430
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2036	2,000,000	2,277,321
		$607,484,521
Indiana - 1.2%
Indiana Finance Authority Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), ”B“, 0.95%, 12/01/2038 (Put Date 4/01/2026)	$2,870,000	$2,852,339
Indiana Finance Authority Rev. (BHI Senior Living), ”A“, 6%, 11/15/2041 (Prerefunded 11/15/2023)	2,840,000	3,137,054
Indiana Finance Authority Rev. (Marquette Project), ”A“, 5%, 3/01/2030	530,000	584,238
Indiana Finance Authority Rev. (Marquette Project), ”A“, 5%, 3/01/2039	1,340,000	1,461,550
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2035 (Prerefunded 7/01/2023)	2,190,000	2,336,515
Indiana Finance Authority Rev. (State Revolving Fund Program), ”A“, 5%, 2/01/2029 (Prerefunded 2/01/2022)	4,000,000	4,014,626
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2027	185,000	222,030
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2028	200,000	245,526
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2029	350,000	438,544
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2032	405,000	513,498
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 4%, 6/01/2033	225,000	264,636
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 4%, 6/01/2034	235,000	275,906
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2028	255,000	311,801
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2033	170,000	218,125
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	5,955,000	7,062,647
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., ”A“, GNMA, 4%, 7/01/2048	2,320,000	2,514,325
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., ”A“, GNMA, 3%, 7/01/2051	1,390,000	1,492,737
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., ”B“, 3%, 7/01/2050	2,890,000	3,110,413
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., ”B-1“, GNMA, 3.25%, 7/01/2049	2,235,000	2,388,990
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), ”D“, 5%, 1/01/2027	11,000,000	13,169,321
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), ”I“, 5%, 1/01/2028	1,995,000	2,240,381
Indianapolis, IN, Local Public Improvement, ”A“, 5%, 6/01/2027	7,000,000	8,503,516
Indianapolis, IN, Water System First Lien Refunding Rev., ”A“, 5%, 10/01/2037	5,250,000	6,524,585
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), ”A“, 5%, 4/01/2042	1,170,000	1,183,038
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	625,000	764,903
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	455,000	555,842
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	565,000	686,281
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	1,700,000	2,051,767
Mount Vernon, IN, Environmental Improvement Rev. (Southern Indiana Gas and Electric Co. Project), 0.875%, 9/01/2055 (Put Date 9/01/2023)	3,965,000	3,961,843
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/2026	1,000,000	1,240,345
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	330,000	364,351
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	755,000	839,656
Warrick County, IN, Environmental Improvement Rev. (Southern Indiana Gas And Electric Co.), 0.875%, 9/01/2055 (Put Date 9/01/2023)	2,510,000	2,508,001
		$78,039,330
Iowa - 0.6%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”A“, 5.25%, 2/15/2044 (Prerefunded 2/15/2023)	$3,000,000	$3,166,678
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2030	1,200,000	1,313,270
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2031	2,230,000	2,439,503
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2032	1,085,000	1,186,451
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), ”A“, 5%, 3/01/2033	775,000	839,368
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), ”A“, 5%, 3/01/2038	615,000	664,031
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), ”A“, 5%, 3/01/2048	1,125,000	1,208,725
Iowa Finance Authority, Single Family Mortgage Rev., ”A“, FNMA, 4%, 7/01/2047	785,000	848,876

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - continued
Iowa Finance Authority, Single Family Mortgage Rev., ”A“, GNMA, 3%, 1/01/2047	$4,115,000	$4,427,540
Iowa Finance Authority, Single Family Mortgage Rev., ”B“, 3%, 7/01/2051	9,460,000	10,196,901
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	1,965,000	2,070,552
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	5,865,000	6,036,906
Iowa Tobacco Settlement Authority Asset-Backed, Senior Capital Appreciation, ”B-2“, 0%, 6/01/2065	13,205,000	2,460,127
		$36,858,928
Kansas - 0.7%
Coffeyville, KS, Electric Utility System Rev., ”B“, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$3,800,000	$4,330,784
Coffeyville, KS, Electric Utility System Rev., ”B“, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	1,500,000	1,709,520
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,295,000	1,445,809
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	680,000	754,848
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2032	125,000	145,272
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2033	520,000	604,231
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2034	585,000	679,543
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2039	3,000,000	3,471,528
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	1,030,000	1,102,942
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	1,085,000	1,162,828
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	1,145,000	1,228,409
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	1,260,000	1,353,446
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,395,000	1,499,095
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	1,510,000	1,611,787
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	3,350,000	3,563,955
Sedgwick County, KS, Unified School District No. 266 General Obligation, ”A“, 4%, 9/01/2031	1,145,000	1,332,903
Sedgwick County, KS, Unified School District No. 266 General Obligation, ”A“, 4%, 9/01/2032	855,000	993,663
University of Kansas Hospital Authority, Health Facilities Rev. (University of Kansas Health System), ”A“, 5%, 9/01/2048	13,460,000	16,469,136
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2033	145,000	157,311
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2038	175,000	188,685
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 4.625%, 5/15/2041	145,000	153,712
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2047	720,000	769,602
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	1,040,000	1,053,221
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	465,000	487,502
		$46,269,732
Kentucky - 1.5%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$810,000	$999,036
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	800,000	989,728
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	910,000	1,124,944
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2037	590,000	705,147
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2041	4,235,000	5,033,508
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2046	2,685,000	3,190,878
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2037	2,530,000	2,965,995
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2041	1,655,000	1,936,364
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5.25%, 6/01/2041	1,290,000	1,521,522
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2045	2,070,000	2,414,214
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), ”A“, AGM, 5%, 12/01/2045	3,390,000	4,143,684
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), ”A“, AGM, 5%, 12/01/2047	1,895,000	1,970,365
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, ”B-1“, 5%, 6/01/2036	6,475,000	7,355,253
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2033	125,000	153,347

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2035	$130,000	$159,136
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2036	75,000	91,488
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2038	155,000	189,976
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2041	120,000	145,037
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2046	210,000	251,035
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2051	250,000	296,612
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2056	250,000	296,120
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), ”A“, 5%, 7/01/2032 (Prerefunded 7/01/2023)	2,000,000	2,141,577
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 0.7%, 6/01/2040 (Put Date 9/01/2023)	1,650,000	1,648,278
Public Energy Authority of Kentucky, Gas Supply Rev., ”B“, 4%, 1/01/2049 (Put Date 1/01/2025)	3,215,000	3,503,296
Public Energy Authority of Kentucky, Gas Supply Rev., ”C“, 4%, 2/01/2050 (Put Date 2/01/2028)	6,935,000	8,030,394
Public Energy Authority of Kentucky, Gas Supply Rev., ”C-1“, 4%, 12/01/2049 (Put Date 6/01/2025)	31,565,000	34,573,012
Trimble, KY, Pollution Control Refunding Rev. (Louisville Gas & Electric Co. Project), ”A“, 1.3%, 9/01/2044 (Put Date 9/01/2027)	12,500,000	12,608,958
		$98,438,904
Louisiana - 1.7%
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., ”A“, 1.3%, 2/01/2041 (Put Date 2/01/2028)	$9,430,000	$9,584,802
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), ”A“, 5.625%, 6/01/2045	4,825,000	5,036,355
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2043	590,000	709,196
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,555,000	3,071,197
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), ”A“, 6%, 11/15/2035	580,000	631,731
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), ”A“, 6.25%, 11/15/2045	2,240,000	2,428,665
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), ”A“, 5%, 7/01/2029 (n)	480,000	515,576
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), ”A“, 5%, 7/01/2039 (n)	1,200,000	1,273,826
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), ”A“, 5%, 7/01/2054 (n)	1,925,000	2,005,512
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), ”A“, 1.65%, 9/01/2027 (Put Date 12/01/2023)	5,020,000	5,116,576
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), ”A“, 1.65%, 9/01/2033 (Put Date 12/01/2023)	4,075,000	4,153,396
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), ”A“, 1.65%, 9/01/2034 (Put Date 12/01/2023)	3,140,000	3,200,408
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2034	565,000	722,229
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2035	1,475,000	1,882,515
Louisiana Public Facilities Authority Refunding Rev. (Tulane University Project), ”A“, 5%, 4/01/2045	4,910,000	6,137,053
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	5,465,000	6,084,537
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), ”A-1“, 5.375%, 1/01/2040 (n)	4,035,000	4,634,210
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), ”A-1“, 5.5%, 1/01/2050 (n)	2,765,000	3,153,814
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), ”A-1“, 5.1%, 1/01/2057 (n)	9,290,000	10,270,667
Louisiana Stadium & Exposition District Rev., 5%, 7/03/2023	5,850,000	6,109,254
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2023	1,325,000	1,415,908
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2024	1,270,000	1,354,965
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2025	1,000,000	1,066,127
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), ”A“, AGM, 5%, 10/01/2043	745,000	918,950

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), ”A“, AGM, 5%, 10/01/2048	$1,210,000	$1,484,663
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., ”A“, AGM, 5%, 1/01/2032	2,575,000	3,416,185
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., ”A“, AGM, 5%, 1/01/2033	5,815,000	7,675,806
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., ”A“, AGM, 5%, 1/01/2034	5,315,000	6,983,243
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040 (Prerefunded 12/01/2025)	800,000	937,327
Shreveport, LA, Water & Sewer Rev., ”B“, AGM, 4%, 12/01/2044	1,000,000	1,132,544
Shreveport, LA, Water & Sewer Rev., ”B“, AGM, 4%, 12/01/2049	1,250,000	1,405,771
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	2,000,000	2,029,320
		$106,542,328
Maine - 0.4%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), ”R-2“, 4.375%, 8/01/2035 (Put Date 8/01/2025) (n)	$1,140,000	$1,252,822
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), ”R-3“, 5.25%, 1/01/2025 (n)	570,000	633,721
Maine Finance Authority, Student Loan Rev., ”A-1“, AGM, 5%, 12/01/2028	500,000	611,530
Maine Finance Authority, Student Loan Rev., ”A-1“, AGM, 5%, 12/01/2029	500,000	619,548
Maine Finance Authority, Student Loan Rev., ”A-1“, AGM, 5%, 12/01/2030	500,000	628,150
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2036	1,475,000	1,749,134
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2037	1,200,000	1,419,941
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2038	1,250,000	1,476,567
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2039	1,550,000	1,827,446
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2040	2,200,000	2,589,625
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2045	3,015,000	3,506,108
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2050	5,375,000	6,193,731
Maine Housing Authority Mortgage, ”C“, 4%, 11/15/2050	3,185,000	3,517,638
Maine Housing Authority Mortgage, ”C-1“, 3.5%, 11/15/2044	1,085,000	1,124,032
		$27,149,993
Maryland - 1.7%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$1,430,000	$1,510,026
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	480,000	512,613
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2029	540,000	580,611
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2033	1,075,000	1,152,842
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2035	830,000	888,049
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,355,000	1,440,642
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	2,180,000	2,310,945
Baltimore, MD, Project Rev. (Water Projects), ”A“, 4%, 7/01/2039	1,500,000	1,773,548
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), ”A“, 5%, 9/01/2038	1,565,000	1,764,029
Baltimore, MD, Subordinate Project Rev. (Mayor and City Council of Baltimore Water Projects), ”A“, 5%, 7/01/2041	5,000,000	6,015,657
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	380,000	434,154
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	420,000	492,823
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), ”B“, 4.625%, 7/01/2043 (n)	970,000	1,144,991
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.125%, 2/15/2034 (n)	150,000	158,027
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.375%, 2/15/2039 (n)	155,000	163,740
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.5%, 2/15/2047 (n)	1,105,000	1,162,111
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 4.5%, 9/01/2048 (u)	7,335,000	8,164,492
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”B“, 4.5%, 9/01/2048 (u)	5,955,000	6,591,016
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”C“, 4%, 9/01/2044	1,115,000	1,166,858
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”A“, 3%, 9/01/2051	8,135,000	8,742,871
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”B“, 3%, 9/01/2051	8,735,000	9,439,682
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 5%, 9/01/2026	300,000	357,360

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 5%, 9/01/2027	$455,000	$555,378
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 5%, 9/01/2028	355,000	442,532
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”D“, 3.25%, 9/01/2050	9,840,000	10,616,401
Maryland Department of Transportation Special Project Rev., ”B“, 4%, 8/01/2040	350,000	415,182
Maryland Department of Transportation Special Project Rev., ”B“, 4%, 8/01/2041	1,400,000	1,656,727
Maryland Department of Transportation Special Project Rev., ”B“, 5%, 8/01/2046	5,580,000	7,071,611
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2030	180,000	219,236
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2032	125,000	151,174
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2035	225,000	271,007
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	695,000	810,443
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 3.25%, 9/01/2030 (n)	235,000	260,610
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2040 (n)	830,000	946,476
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), ”C“, 4%, 6/01/2038	180,000	175,757
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), ”C“, 4%, 6/01/2048	550,000	510,146
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), ”C“, 4%, 6/01/2058	1,610,000	1,447,890
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036	730,000	945,388
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), ”A“, 5.5%, 1/01/2036	5,090,000	6,154,002
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2033	1,745,000	1,997,358
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2034	1,090,000	1,244,901
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2038	4,845,000	5,484,502
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	6,425,000	7,303,781
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.125%, 7/01/2039 (n)	555,000	623,401
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	545,000	611,481
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), ”A-1“, 5%, 11/01/2037	185,000	200,468
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”B“, 5%, 11/01/2042	315,000	339,809
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”B“, 5%, 11/01/2047	330,000	354,959
State of Maryland, ”B“, 4%, 8/01/2027	2,570,000	2,626,833
		$109,404,540
Massachusetts - 2.8%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), ”A“, 5%, 6/01/2023	$2,645,000	$2,821,798
Commonwealth of Massachusetts Transportation Fund Rev., ”A“, 5%, 6/01/2043	9,290,000	11,450,923
Commonwealth of Massachusetts, ”A“, AAC, 5.5%, 8/01/2030	5,000,000	6,708,301
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”H“, 5%, 12/01/2026	10,000,000	12,110,608
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A-2“, 5%, 7/01/2041	6,500,000	8,218,632
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A-2“, 5%, 7/01/2042	2,250,000	2,838,971
Massachusetts College Building Authority Project Rev., ”A“, 5%, 5/01/2031 (Prerefunded 5/01/2023)	2,395,000	2,546,296
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), ”A“, 5%, 6/01/2039	945,000	1,168,991
Massachusetts Development Finance Agency Rev. (Beth Israel Health, Inc.), ”2018 I-2“, 5%, 7/01/2053	8,670,000	10,439,495
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), ”K“, 5%, 7/01/2031	1,130,000	1,420,977
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), ”K“, 5%, 7/01/2032	1,145,000	1,436,596
Massachusetts Development Finance Agency Rev. (CareGroup), ”J-1“, 5%, 7/01/2048	3,000,000	3,630,077
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,550,000	1,735,336
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,225,000	3,605,445
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	895,000	999,419
Massachusetts Development Finance Agency Rev. (Emerson College), ”A“, 5.25%, 1/01/2042	250,000	292,184
Massachusetts Development Finance Agency Rev. (Emmanuel College), ”A“, 5%, 10/01/2043	3,515,000	4,068,473
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	790,000	869,055
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), ”F“, 5%, 8/15/2030	1,000,000	1,144,470
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), ”F“, 5.75%, 7/15/2043	460,000	485,206
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	110,000	118,963
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	1,530,000	1,651,629
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	2,960,000	3,194,134

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (North Hill Communities), ”A“, 6.25%, 11/15/2033 (Prerefunded 11/15/2023) (n)	$275,000	$304,767
Massachusetts Development Finance Agency Rev. (North Hill Communities), ”A“, 6.5%, 11/15/2043 (Prerefunded 11/15/2023) (n)	435,000	483,670
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”S“, 5%, 7/01/2032	1,275,000	1,567,844
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	305,000	326,912
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	605,000	716,204
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	710,000	839,063
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”I“, 5%, 7/01/2036	1,440,000	1,685,749
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”K“, 5%, 7/01/2038	1,300,000	1,528,387
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), ”C“, AGM, 5%, 10/01/2032	850,000	1,099,058
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), ”C“, AGM, 5%, 10/01/2033	525,000	677,689
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”A“, 4%, 7/01/2044	2,240,000	2,527,773
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”A“, 5%, 7/01/2044	935,000	1,127,979
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	1,145,000	1,313,651
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 3%, 7/01/2035	1,875,000	1,917,703
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 2%, 7/01/2037	440,000	439,774
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 2.625%, 7/01/2036	805,000	828,762
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 4.125%, 7/01/2046	6,960,000	7,373,945
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 3.75%, 7/01/2047	9,170,000	9,601,370
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 4.7%, 7/01/2026	545,000	546,033
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 4.9%, 7/01/2028	565,000	566,140
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033 (u)	8,350,000	8,490,415
Massachusetts Educational Financing Authority, Education Loan Rev., ”K“, 5.25%, 7/01/2029	1,040,000	1,060,716
Massachusetts Educational Financing Authority, Education Loan Rev., ”K“, 3.625%, 7/01/2032	3,735,000	3,816,209
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., ”C“, 3%, 7/01/2051	1,850,000	1,865,030
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”221“, 3%, 12/01/2050	3,900,000	4,204,731
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2037 (Prerefunded 7/01/2022)	470,000	480,999
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2037	3,915,000	4,865,172
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2038	4,915,000	6,098,686
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2039	7,975,000	9,879,070
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2035	500,000	623,641
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2036	1,000,000	1,245,064
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2037	1,435,000	1,783,275
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2038	180,000	223,350
Massachusetts Water Resources Authority, General Rev., ”B“, AGM, 5.25%, 8/01/2029	4,215,000	5,535,820
University of Massachusetts Building Authority Rev., ”2017-3“, 5%, 11/01/2036	8,895,000	10,962,350
		$179,562,980
Michigan - 1.7%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), ”A“, AGM, 5%, 7/01/2043	$1,565,000	$1,719,626
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., ”A“, 5.25%, 7/01/2039 (Prerefunded 7/01/2022)	5,920,000	6,069,269
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2036	505,000	620,202
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2038	460,000	563,294
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2043	815,000	983,640
Great Lakes Water Authority, Michigan Water Supply System Rev., ”B“, BAM, 5%, 7/01/2046	5,745,000	6,702,089
Great Lakes Water Authority, Michigan Water Supply System Rev., ”D“, 5%, 7/01/2036	3,155,000	3,718,477
Great Lakes Water Authority, Michigan Water Supply System Rev., ”D“, AGM, 5%, 7/01/2034	3,710,000	4,406,803
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2046	950,000	1,244,203
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2051	1,255,000	1,635,499
Kentwood, MI, Economic Development Corp Rev. (Holland Home Obligated Group), 4%, 11/15/2031 (w)	355,000	392,635
Kentwood, MI, Economic Development Corp Rev. (Holland Home Obligated Group), 4%, 11/15/2043 (w)	805,000	882,957
Kentwood, MI, Economic Development Corp Rev. (Holland Home Obligated Group), 4%, 11/15/2045	140,000	154,543
Michigan Building Authority Rev., ”I“, 4%, 10/15/2049	2,800,000	3,270,639
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), ”F“, 3.875%, 10/01/2023	685,000	712,087
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), ”F“, 4%, 10/01/2024	860,000	913,756
Michigan Finance Authority Hospital Rev. (McLaren Health Care), ”D-1“, 1.2%, 10/15/2030 (Put Date 4/13/2028)	2,545,000	2,559,712
Michigan Finance Authority Hospital Rev. (McLaren Health Care), ”D-2“, 1.2%, 10/15/2038 (Put Date 4/13/2028)	3,195,000	3,213,469

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2030	$1,000,000	$1,214,542
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2031	2,000,000	2,424,889
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	3,690,000	4,536,438
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), ”2“, 4%, 12/01/2036	5,265,000	6,249,164
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2033	800,000	914,505
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2034	1,790,000	2,043,544
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2035	1,155,000	1,318,171
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	580,000	642,006
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), ”C-1“, 5%, 7/01/2044 (Prerefunded 7/01/2022)	450,000	460,735
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), ”D-2“, 5%, 7/01/2034	800,000	913,316
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	485,000	535,324
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	240,000	265,406
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	570,000	629,293
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), ”B-1“, 5%, 6/01/2049	1,205,000	1,451,158
Michigan Housing Development Authority, ”A“, 4%, 6/01/2046	585,000	612,754
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2048	5,000,000	5,951,613
Michigan Strategic Fund Ltd. Variable Rate Limited Obligation Rev. (Graphic Packaging International LLC Coated Recycled Board Machine Project), 4%, 10/01/2061 (Put Date 10/01/2026)	1,685,000	1,877,881
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”B“, 5%, 12/01/2044	1,000,000	1,121,362
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”B“, BAM, 5%, 12/01/2039	610,000	684,970
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”C“, 5%, 12/01/2039	470,000	524,876
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”C“, 5%, 12/01/2044	1,020,000	1,139,093
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”D“, AGM, 5%, 12/01/2040	7,105,000	8,225,077
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “A”, 5%, 12/01/2046	3,810,000	4,888,373
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2046	1,225,000	1,555,216
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2031	2,490,000	3,072,820
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2032	2,580,000	3,178,527
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2030	980,000	1,274,885
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2031	1,200,000	1,567,508
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2032	1,850,000	2,408,415
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2034	3,500,000	4,527,898
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2036	1,000,000	1,280,512
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2037	1,100,000	1,405,630
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2038	290,000	369,964
		$109,028,765
Minnesota - 1.0%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), ”A“, 4%, 7/01/2031	$1,020,000	$1,110,615
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), ”A“, 4%, 7/01/2036	980,000	1,057,432
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), ”A“, 4%, 7/01/2041	700,000	750,661
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 4.25%, 2/15/2043	2,275,000	2,601,537
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 5%, 2/15/2043	2,550,000	3,036,161
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 4.25%, 2/15/2048	2,280,000	2,593,100
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 5%, 2/15/2048	2,015,000	2,386,324
Duluth, MN, Independent School District No. 709, ”A“, COP, 5%, 2/01/2025	240,000	270,104
Duluth, MN, Independent School District No. 709, ”A“, COP, 4%, 3/01/2032	1,145,000	1,209,971
Duluth, MN, Independent School District No. 709, ”A“, COP, 4.2%, 3/01/2034	305,000	323,559
Duluth, MN, Independent School District No. 709, ”B“, COP, 5%, 2/01/2026	765,000	887,050
Duluth, MN, Independent School District No. 709, ”B“, COP, 5%, 2/01/2028	225,000	274,452
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., ”C“, 5%, 1/01/2041	2,500,000	2,971,429

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - continued
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., ”C“, 5%, 1/01/2046	$3,000,000	$3,554,113
Minnesota Housing Finance Agency, Residential Housing, ”A“, 4%, 1/01/2041	455,000	474,650
Minnesota Housing Finance Agency, Residential Housing, ”A“, 4.25%, 7/01/2049 (u)	16,660,000	18,473,583
Minnesota Housing Finance Agency, Residential Housing, ”B“, GNMA, 3%, 7/01/2051	7,035,000	7,573,018
Minnesota Housing Finance Agency, Residential Housing, ”D“, 3%, 1/01/2052	7,180,000	7,742,977
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037 (u)	3,365,000	3,584,757
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	3,160,000	3,229,713
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), ”A“, 5.5%, 7/01/2052 (n)	240,000	268,110
		$64,373,316
Mississippi - 0.9%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$1,750,000	$1,776,749
Mississippi Development Bank Special Obligation (Harrison County Coliseum), ”A“, 5.25%, 1/01/2034	2,455,000	3,310,560
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2025	400,000	461,226
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2026	1,000,000	1,186,160
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	495,000	548,590
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	4,000,000	4,933,715
Mississippi Home Corp., Single Family Mortgage Rev., ”A“, 4%, 12/01/2044	1,380,000	1,504,847
Mississippi Home Corp., Single Family Mortgage Rev., ”A“, GNMA, 3%, 12/01/2050	1,620,000	1,740,419
Mississippi Home Corp., Single Family Mortgage Rev., ”B“, GNMA, 3%, 6/01/2051	3,900,000	4,209,363
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”A“, 5%, 9/01/2022	1,445,000	1,487,216
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”A“, 5%, 9/01/2023	3,560,000	3,814,781
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”A“, 5%, 9/01/2046	1,905,000	2,213,299
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2036	845,000	978,311
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2037	760,000	878,098
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2039	760,000	875,088
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2040	425,000	487,937
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), ”IV“, 5%, 10/01/2033	350,000	439,329
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), ”IV“, 5%, 10/01/2035	1,200,000	1,501,659
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), ”IV“, 5%, 10/01/2039	850,000	1,056,486
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	1,250,000	1,348,115
State of Mississippi, ”B“, 5%, 12/01/2025	585,000	686,090
State of Mississippi, ”B“, 5%, 12/01/2032	2,500,000	3,030,350
State of Mississippi, ”B“, 5%, 12/01/2033	2,500,000	3,030,350
State of Mississippi, ”B“, 5%, 12/01/2034	5,000,000	6,060,700
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), ”A“, 5%, 3/01/2028	1,080,000	1,221,463
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048 (Prerefunded 1/01/2028)	5,750,000	7,139,173
		$55,920,074
Missouri - 1.5%
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 1.625%, 10/01/2033	$685,000	$685,755
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 2%, 10/01/2039	850,000	853,577
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), ”B“, AGM, 5%, 3/01/2055	5,675,000	6,834,681
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2046	14,865,000	18,002,862
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), ”B“, 5%, 2/01/2040 (n)	160,000	163,302
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), ”B“, 5%, 2/01/2050 (n)	275,000	279,306

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	$1,200,000	$1,385,157
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	380,000	437,284
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2041	480,000	547,176
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	1,360,000	1,524,903
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039 (Prerefunded 10/01/2023)	730,000	790,199
Missouri Health & Educational Facilities Authority Rev. (BJC Health System), ”C“, 5%, 5/01/2052 (Put Date 5/01/2028)	11,820,000	14,703,173
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), ”A“, 5%, 6/01/2030	5,000,000	6,256,665
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), ”A“, 5%, 6/01/2031	3,165,000	3,946,293
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), ”A“, 4%, 2/15/2044	2,300,000	2,633,042
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), ”A“, 4%, 2/15/2049	5,000,000	5,672,167
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), ”A“, 4%, 2/15/2054	4,550,000	5,131,403
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), ”A“, 5%, 6/01/2031	2,615,000	2,884,413
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”A“, 3.75%, 5/01/2038	420,000	442,949
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”A“, FHLMC, 3%, 5/01/2052	6,010,000	6,477,825
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”A“, FNMA, 4.25%, 5/01/2049	4,380,000	4,803,359
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”B“, FNMA, 4.75%, 5/01/2049	2,335,000	2,602,775
Plaza at Noah's Ark Community District, MO, Increment and Improvement Rev., 3%, 5/01/2030	320,000	324,251
Plaza at Noah's Ark Community District, MO, Increment and Improvement Rev., 3.125%, 5/01/2035	220,000	220,969
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5%, 8/15/2030	140,000	150,962
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5%, 8/15/2035	95,000	101,627
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5.125%, 8/15/2045	260,000	274,668
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 3.875%, 11/15/2029	200,000	197,788
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 4.375%, 11/15/2035	735,000	734,612
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 4.75%, 11/15/2047	2,290,000	2,305,311
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2040	840,000	1,059,072
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2045	3,610,000	4,490,027
		$96,917,553
Montana - 0.2%
Montana Board of Housing Single Family Mortgage, ”B“, 4%, 12/01/2050	$4,365,000	$4,843,986
Montana Board of Housing Single Family Mortgage, ”B“, 3%, 12/01/2051	1,200,000	1,297,066
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), ”A“, 4%, 6/01/2049	740,000	796,474
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), ”A-2“, 3%, 12/01/2043	475,000	487,947
Montana Board of Investments, 0.15%, 3/01/2042 (Put Date 3/01/2022)	3,000,000	2,999,542
		$10,425,015
Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), ”A“, 5%, 9/01/2034	$850,000	$1,137,231
Nebraska Investment Finance Authority, Single Family Housing Rev., ”A“, 4%, 9/01/2044	670,000	701,530
Nebraska Investment Finance Authority, Single Family Housing Rev., ”A“, GNMA, 3%, 9/01/2045	3,695,000	3,973,451
Nebraska Investment Finance Authority, Single Family Housing Rev., ”C“, 4%, 9/01/2048 (u)	3,565,000	3,862,806
Nebraska Public Power District Rev., ”A“, 5%, 1/01/2027	485,000	586,178
Nebraska Public Power District Rev., ”A“, 5%, 1/01/2030	570,000	738,692
Nebraska Public Power District Rev., ”A“, 5%, 1/01/2031	1,455,000	1,923,514
Nebraska Public Power District Rev., ”A“, 5%, 1/01/2032	1,550,000	2,040,866
Nebraska Public Power District Rev., ”A“, 5%, 1/01/2033	500,000	656,521
Nebraska Public Power District Rev., ”B“, 5%, 1/01/2029	1,015,000	1,288,703
Nebraska Public Power District Rev., ”B“, 5%, 1/01/2030	970,000	1,257,072

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nebraska - continued
Nebraska Public Power District Rev., ”B“, 5%, 1/01/2031	$750,000	$991,502
Nebraska Public Power District Rev., ”B“, 5%, 1/01/2032	800,000	1,053,350
Nebraska Public Power District Rev., ”B“, 5%, 1/01/2033	785,000	1,030,739
		$21,242,155
Nevada - 0.4%
Clark County, NV, School District General Obligation, ”A“, AGM, 4%, 6/15/2037	$900,000	$1,070,386
Clark County, NV, School District General Obligation, ”A“, AGM, 4%, 6/15/2039	1,975,000	2,340,425
Clark County, NV, School District General Obligation, ”A“, AGM, 4%, 6/15/2040	130,000	153,807
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 4.5%, 12/15/2029 (n)	140,000	153,778
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2035 (n)	630,000	697,593
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2038 (n)	705,000	777,265
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5.125%, 12/15/2045 (n)	760,000	831,537
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2048 (n)	2,745,000	2,987,362
Director of the State of Nevada, Department of Business and Industry, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 0.28%, 12/01/2026 (Put Date 6/01/2022) (n)	3,100,000	3,100,472
Nevada Housing Division, Single Family Mortgage Rev., ”A“, GNMA, 3%, 4/01/2051	3,210,000	3,463,109
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 5%, 6/01/2033	90,000	108,377
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 5%, 6/01/2038	115,000	137,411
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 4%, 6/01/2048	460,000	509,591
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 4.125%, 6/01/2058	570,000	634,564
Sparks, NV, Tourism Improvement District No. 1 Rev. (Legends at Sparks Marina), ”A“, 2.5%, 6/15/2024 (n)	525,000	532,672
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Projects), ”F“, 2.05%, 3/01/2036 (Put Date 4/15/2022)	10,250,000	10,294,668
		$27,793,017
New Hampshire - 0.3%
National Finance Authority, New Hampshire Resource Recovery Refunding Rev., ”A“, 3.625%, 7/01/2043 (Put Date 7/02/2040) (n)	$1,695,000	$1,777,498
National Finance Authority, New Hampshire Resource Recovery Refunding Rev., ”B“, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	2,910,000	3,062,799
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2041	1,050,000	1,144,337
National Finance Authority, New Hampshire, Municipal Certificates, ”A“, 4.125%, 1/20/2034	8,687,516	10,342,606
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	1,600,000	1,883,388
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,595,000	1,876,154
		$20,086,782
New Jersey - 5.8%
Atlantic City, NJ, Board of Education, 4%, 4/01/2029	$200,000	$237,123
Atlantic City, NJ, Board of Education, 4%, 4/01/2030	165,000	193,744
Atlantic City, NJ, Board of Education, 4%, 4/01/2031	160,000	186,506
Atlantic City, NJ, Board of Education, 4%, 4/01/2032	285,000	330,327
Atlantic City, NJ, Board of Education, 4%, 4/01/2034	280,000	322,493
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), ”A“, AGM, 5%, 7/01/2033	155,000	204,263
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), ”A“, AGM, 5%, 7/01/2035	155,000	203,497
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), ”A“, AGM, 4%, 7/01/2038	255,000	306,734
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), ”A“, AGM, 4%, 7/01/2039	215,000	258,075
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), ”A“, AGM, 4%, 7/01/2040	310,000	371,449
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2032	4,925,000	5,872,593

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2037	$4,400,000	$5,215,564
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2042	600,000	706,827
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”B“, AGM, 5%, 3/01/2032	1,665,000	1,985,354
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”B“, AGM, 5%, 3/01/2037	1,670,000	1,979,544
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	355,000	420,839
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	555,000	608,197
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	850,000	929,546
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	555,000	606,166
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	555,000	605,692
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	470,000	518,594
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	470,000	512,944
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	1,415,000	1,549,342
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	870,000	951,648
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	435,000	475,368
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2037	1,970,000	2,361,380
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2042	2,190,000	2,619,563
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), ”A“, 5%, 1/01/2030	1,095,000	1,149,207
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), ”A“, 5%, 1/01/2035	1,570,000	1,637,243
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	1,115,000	1,439,162
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	590,000	759,121
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	1,030,000	1,205,853
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	995,000	1,161,932
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	1,260,000	1,468,392
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”DDD“, 5%, 6/15/2034	610,000	727,361
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”DDD“, 5%, 6/15/2035	510,000	606,801
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”DDD“, 5%, 6/15/2042	2,855,000	3,354,531
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”NN“, 5%, 3/01/2027	4,135,000	4,349,706
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 3.125%, 7/01/2029	850,000	860,660
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 3.125%, 7/01/2031 (u)	8,400,000	9,102,726
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 5%, 7/01/2033	485,000	573,877
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, BAM, 5%, 7/01/2027	1,105,000	1,354,613
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, BAM, 5%, 7/01/2028	9,240,000	11,252,459
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	3,650,000	3,774,350
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), ”A“, 5.625%, 11/15/2030	4,050,000	4,443,015
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), ”C“, 5%, 6/15/2042	3,385,000	4,029,136
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), ”E“, 0.85%, 12/01/2025	1,965,000	1,964,474
New Jersey Economic Development Authority, Water Facilities Rev. (Middlesex Water Co.), 5%, 8/01/2059	1,595,000	1,906,312
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), ”A“, AGM, 5%, 7/01/2046	5,485,000	6,229,975
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	2,105,000	2,544,928
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	2,100,000	2,531,686
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2033	1,775,000	2,135,322
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	1,785,000	2,144,203

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	$1,575,000	$1,889,792
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	1,835,000	2,198,817
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	3,040,000	3,636,414
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.25%, 12/01/2039	5,690,000	6,020,153
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2028	400,000	493,940
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2029	550,000	689,346
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,450,000	1,790,532
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2029	1,415,000	1,773,499
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	7,865,000	8,343,241
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 2.5%, 12/01/2040	2,145,000	2,193,133
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	885,000	894,275
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., ”C“, 4.75%, 10/01/2050 (u)	8,420,000	9,407,710
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., ”E“, 3.5%, 4/01/2051 (u)	10,830,000	11,841,457
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., ”H“, 3%, 10/01/2052	10,660,000	11,598,557
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2032	3,000,000	3,649,032
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2033	3,000,000	3,638,944
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2034	3,000,000	3,629,450
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2035	2,950,000	3,563,004
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2038 (w)	1,680,000	1,959,238
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2039 (w)	3,430,000	3,988,310
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2040 (w)	3,240,000	3,757,890
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2041 (w)	2,825,000	3,266,417
New Jersey Transportation Trust Fund Authority, ”A“, 4%, 6/15/2042 (w)	2,820,000	3,250,071
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2029 (w)	3,385,000	4,199,408
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2030 (w)	3,070,000	3,881,484
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2031 (w)	4,855,000	6,253,711
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2032 (w)	3,385,000	4,444,440
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2033 (w)	4,480,000	5,842,457
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2034 (w)	4,235,000	5,492,361
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2035	1,065,000	1,360,493
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2035 (w)	4,090,000	5,273,562
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2036	1,420,000	1,807,803
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2036 (w)	4,235,000	5,431,593
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2037	1,420,000	1,801,021
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2037 (w)	2,115,000	2,700,226
New Jersey Transportation Trust Fund Authority, ”AA“, 4%, 6/15/2038	1,420,000	1,655,002
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2038	1,520,000	1,921,379
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2039	1,420,000	1,789,275
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2040	1,065,000	1,338,189
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2045	2,895,000	3,595,180
New Jersey Transportation Trust Fund Authority, ”B“, AAC, 5.5%, 9/01/2026	3,525,000	4,267,633
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A“, 5%, 6/15/2029	3,420,000	4,010,586
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A“, 5%, 6/15/2031	2,275,000	2,655,846
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	3,985,000	4,704,250
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”A“, 0%, 12/15/2037	25,000,000	17,236,455
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AAC, 0%, 12/15/2028	12,120,000	10,907,468
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AAC, 0%, 12/15/2035	3,725,000	2,773,598
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AAC, 0%, 12/15/2036	9,720,000	7,023,312
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AGM, 0%, 12/15/2029	15,690,000	13,819,499
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AGM, 0%, 12/15/2032	3,345,000	2,728,766
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, NPFG, 0%, 12/15/2027	6,900,000	6,354,546
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, NPFG, 0%, 12/15/2031	5,000,000	4,158,491
New Jersey Turnpike Authority, Turnpike Rev., ”A“, 4%, 1/01/2042	2,340,000	2,782,935
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 5%, 7/15/2032	196,000	257,981
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 5%, 7/15/2033	239,000	313,983
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 4%, 7/15/2034	377,000	458,287

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 4%, 7/15/2036	$368,000	$444,486
Newark, NJ, General Obligation Refunding, ”A“, AGM, 5%, 10/01/2024	750,000	834,428
Newark, NJ, General Obligation Refunding, ”A“, AGM, 5%, 10/01/2026	925,000	1,093,169
Newark, NJ, General Obligation Refunding, ”A“, AGM, 5%, 10/01/2028	570,000	704,376
Newark, NJ, General Obligation Refunding, ”B“, AGM, 5%, 10/01/2023	1,000,000	1,074,957
Newark, NJ, General Obligation Refunding, ”B“, AGM, 5%, 10/01/2025	500,000	574,275
South Jersey, NJ, Transportation Authority System Rev., ”A“, AGM, 5%, 11/01/2031	1,290,000	1,640,056
South Jersey, NJ, Transportation Authority System Rev., ”A“, AGM, 5%, 11/01/2032	2,530,000	3,210,206
South Jersey, NJ, Transportation Authority System Rev., ”A“, AGM, 5%, 11/01/2033	725,000	918,540
State of New Jersey, COVID-19 General Obligation, ”A“, 4%, 6/01/2023	2,965,000	3,113,770
State of New Jersey, COVID-19 General Obligation, ”A“, 5%, 6/01/2024	1,480,000	1,638,118
State of New Jersey, COVID-19 General Obligation, ”A“, 5%, 6/01/2027	8,510,000	10,342,862
State of New Jersey, COVID-19 General Obligation, ”A“, 4%, 6/01/2030	5,930,000	7,191,763
State of New Jersey, COVID-19 General Obligation, ”A“, 4%, 6/01/2031	1,855,000	2,282,816
		$375,018,681
New Mexico - 0.3%
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2033	$2,300,000	$2,791,706
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), ”A“, 0.875%, 6/01/2040 (Put Date 10/01/2026)	1,565,000	1,557,631
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2040	520,000	599,311
New Mexico Educational Assistance Foundation, ”B-1“, 2.106%, 9/01/2051	5,810,000	5,815,257
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, ”A-1“, FNMA, 4%, 1/01/2049	1,190,000	1,300,016
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, ”C“, FNMA, 4%, 1/01/2049	2,435,000	2,652,543
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, ”I“, 3%, 1/01/2052	3,675,000	3,970,626
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2034	270,000	305,969
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2039	205,000	230,935
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2044	215,000	240,768
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2049	565,000	630,970
		$20,095,732
New York - 7.1%
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2031	$925,000	$1,174,219
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2032	1,000,000	1,265,957
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2033	1,050,000	1,326,896
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2034	1,000,000	1,171,250
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2035	2,000,000	2,145,874
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2036	1,800,000	1,926,792
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2037	1,500,000	1,602,189
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2038	1,250,000	1,452,582
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2039	1,350,000	1,565,875
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	6,925,000	7,778,334
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), ”A“, 4%, 11/01/2032	480,000	522,176
New York Dormitory Authority Rev. (Cornell University), ”D“, 5%, 7/01/2035	590,000	855,874
New York Dormitory Authority Rev. (Rochester Institute of Technology), ”A“, 5%, 7/01/2032	520,000	661,323
New York Dormitory Authority Rev. (Rochester Institute of Technology), ”A“, 5%, 7/01/2036	1,115,000	1,408,964
New York Dormitory Authority Rev. (Rochester Institute of Technology), ”A“, 5%, 7/01/2040	1,265,000	1,588,143
New York Dormitory Authority Rev. (St. John's University), ”A“, 5%, 7/01/2027	175,000	212,414
New York Dormitory Authority Rev. (St. John's University), ”A“, 5%, 7/01/2028	165,000	204,904
New York Dormitory Authority Rev. (St. John's University), ”A“, 4%, 7/01/2029	425,000	507,899
New York Dormitory Authority Rev. (St. John's University), ”A“, 4%, 7/01/2030	850,000	1,029,072
New York Dormitory Authority Rev. (St. John's University), ”A“, 4%, 7/01/2031	1,000,000	1,226,208
New York Dormitory Authority Rev. (St. John's University), ”A“, 4%, 7/01/2032	1,100,000	1,336,322
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033 (n)	100,000	118,804
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	200,000	236,857
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, 5%, 12/15/2025	5,000,000	5,229,059

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Dormitory Authority Rev., State Personal Income Tax, ”E“, 4%, 3/15/2045	$19,000,000	$22,716,316
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	580,000	599,150
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044 (n)	16,940,000	18,555,647
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”2“, 5.375%, 11/15/2040 (n)	3,190,000	3,547,547
New York Mortgage Agency Homeowner Mortgage Rev., ”213“, 3%, 4/01/2050 (u)	28,360,000	30,824,053
New York State Thruway Authority, Personal Income Rev., ”A-1“, 4%, 3/15/2046	22,975,000	27,030,584
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	1,490,000	1,503,849
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	700,000	761,353
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	765,000	772,110
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.25%, 8/01/2031	1,535,000	1,832,807
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	2,400,000	3,022,400
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	8,135,000	9,783,471
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	2,330,000	2,796,908
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2035	5,585,000	6,927,550
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,315,000	1,477,183
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	2,305,000	2,833,229
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), 2.25%, 8/01/2026	1,160,000	1,201,446
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 5%, 12/01/2030	355,000	454,027
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 5%, 12/01/2034	640,000	811,020
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 5%, 12/01/2035	315,000	397,764
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 5%, 12/01/2036	45,000	56,694
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 5%, 12/01/2037	510,000	641,118
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 4%, 12/01/2038	210,000	242,098
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 4%, 12/01/2039	505,000	581,035
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2029	570,000	720,217
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2030	475,000	611,593
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2031	520,000	665,269
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2033	1,515,000	1,933,895
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2034	1,395,000	1,777,010
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2035	520,000	661,532
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2036	945,000	1,200,352
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2037	1,135,000	1,438,524

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2038	$270,000	$341,608
New York Urban Development Corp., State Personal Income Tax Rev. (General Purpose), ”C“, 4%, 3/15/2042	10,000,000	11,826,351
New York Urban Development Corp., State Personal Income Tax Rev. (General Purpose), ”C“, 4%, 3/15/2049	10,200,000	11,931,254
New York Urban Development Corp., State Personal Income Tax Rev., ”A“, 4%, 3/15/2039	6,000,000	7,146,010
New York Urban Development Corp., State Personal Income Tax Rev., ”C“, 5%, 3/15/2034	1,455,000	1,777,645
New York, NY, ”B-1“, 5%, 12/01/2041	3,500,000	4,169,536
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., ”I-2“, 0.7%, 11/01/2060 (Put Date 5/01/2025)	7,315,000	7,323,226
New York, NY, General Obligation, ”F-1“, 5%, 3/01/2037	4,500,000	5,849,491
New York, NY, General Obligation, ”F-1“, 5%, 3/01/2039	4,500,000	5,822,959
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), ”E“, 3.5%, 2/15/2048	2,053,767	2,112,093
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), ”F“, 4.5%, 2/15/2048	28,847,667	29,697,392
New York, NY, Housing Finance Agency Affordable Housing Rev., ”L-2“, 0.75%, 11/01/2025	1,800,000	1,800,025
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), ”A“, AGM, 4%, 3/01/2045	890,000	1,028,350
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	2,495,000	2,542,377
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”CC-1“, 5%, 6/15/2046	7,000,000	8,209,515
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”CC-1“, 5%, 6/15/2048	5,150,000	6,192,440
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”DD“, 5%, 6/15/2031	3,800,000	5,134,553
New York, NY, Transitional Finance Authority Building Aid Rev., ”S-3“, 5%, 7/15/2043	1,025,000	1,262,217
New York, NY, Transitional Finance Authority Future Tax Secured Rev., ”A-4“, 4%, 11/01/2038	3,285,000	3,931,768
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, ”A“, 4%, 11/01/2034	1,000,000	1,210,948
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, ”A“, 4%, 11/01/2035	1,000,000	1,207,402
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, ”E-1“, 5%, 2/01/2035	1,165,000	1,526,883
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, ”E-1“, 5%, 2/01/2036	815,000	1,063,742
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, ”E-1“, 5%, 2/01/2037	4,360,000	5,673,626
New York, NY, Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2036	2,000,000	2,407,080
New York, NY, Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2037	2,280,000	2,733,756
New York, NY, Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2038	2,800,000	3,351,279
New York, NY, Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2039	3,500,000	4,177,643
New York, NY, Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.), ”A“, 4%, 12/01/2035	245,000	294,647
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), ”A“, 5%, 12/01/2031	330,000	432,407
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), ”A“, 5%, 12/01/2032	1,090,000	1,423,122
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), ”A“, 4%, 12/01/2034	910,000	1,097,558
Port Authority of NY & NJ (182nd Series), 5.31%, 8/01/2046	2,125,000	2,325,766
Port Authority of NY & NJ (214th Series), 4%, 9/01/2037	2,220,000	2,603,357
Port Authority of NY & NJ (214th Series), 4%, 9/01/2039	920,000	1,074,574
Port Authority of NY & NJ (214th Series), 4%, 9/01/2043	1,485,000	1,720,829
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	1,430,000	1,644,478
Port Authority of NY & NJ (221st Series), 4%, 7/15/2050	3,570,000	4,082,990
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	11,455,000	13,051,167
Port Authority of NY & NJ (223th Series), 5%, 7/15/2033	900,000	1,174,906
Port Authority of NY & NJ (223th Series), 4%, 7/15/2034	1,030,000	1,236,937
Port Authority of NY & NJ (223th Series), 4%, 7/15/2035	1,050,000	1,256,667
Port Authority of NY & NJ (223th Series), 4%, 7/15/2036	645,000	769,020
Port Authority of NY & NJ (223th Series), 4%, 7/15/2037	1,405,000	1,668,447
Port Authority of NY & NJ (223th Series), 4%, 7/15/2038	2,805,000	3,321,965
Port Authority of NY & NJ (223th Series), 4%, 7/15/2039	1,870,000	2,209,982
Port Authority of NY & NJ (223th Series), 4%, 7/15/2040	820,000	966,584
Port Authority of NY & NJ (226th Series), 5%, 10/15/2030	860,000	1,115,369
Port Authority of NY & NJ (226th Series), 5%, 10/15/2032	570,000	748,769
Port Authority of NY & NJ (226th Series), 5%, 10/15/2033	680,000	892,355
Port Authority of NY & NJ (226th Series), 5%, 10/15/2034	1,120,000	1,465,367
Port Authority of NY & NJ (226th Series), 5%, 10/15/2035	1,035,000	1,350,984
Port Authority of NY & NJ (226th Series), 5%, 10/15/2036	1,080,000	1,405,992
Port Authority of NY & NJ (226th Series), 5%, 10/15/2037	1,520,000	1,972,502

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Port Authority of NY & NJ (226th Series), 5%, 10/15/2038	$2,995,000	$3,876,156
Port Authority of NY & NJ (226th Series), 5%, 10/15/2039	2,220,000	2,867,119
Port Authority of NY & NJ (226th Series), 5%, 10/15/2040	2,170,000	2,797,597
Port Authority of NY & NJ (226th Series), 5%, 10/15/2041	1,775,000	2,282,888
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, ”B-1“, 4%, 6/01/2050	880,000	1,013,940
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2028	1,670,000	1,649,817
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2029	2,435,000	2,386,330
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2030	1,870,000	1,815,197
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2031	2,315,000	2,228,512
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2032	4,280,000	4,092,117
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2033	3,775,000	3,573,264
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2034	3,380,000	3,180,330
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2035	4,510,000	4,235,914
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2036	1,470,000	1,370,626
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2034	950,000	1,128,467
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2035	480,000	569,422
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2041	2,710,000	3,138,295
Triborough Bridge & Tunnel Authority Rev., NY, ”A“, 5%, 11/01/2025	12,095,000	14,095,315
Triborough Bridge & Tunnel Authority Rev., NY, ”A“, FLR, 0.414% (67% of SOFR + 0.38%), 1/01/2032 (Put Date 2/01/2024)	2,535,000	2,539,051
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”A-2“, 5%, 5/15/2051	14,800,000	19,041,403
		$455,565,408
North Carolina - 1.4%
Durham, SC, Multi-Family Housing Authority Rev. (JJ Henderson Senior Apartment Project), 0.3%, 6/01/2024 (Put Date 6/01/2023)	$1,905,000	$1,901,188
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 5%, 5/01/2029	525,000	657,193
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 5%, 5/01/2030	560,000	712,229
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 5%, 5/01/2031	1,000,000	1,294,003
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 4%, 5/01/2032	1,000,000	1,192,603
North Carolina Housing Finance Agency, Home Ownership Rev., ”44“, 4%, 7/01/2050	1,595,000	1,769,443
North Carolina Housing Finance Agency, Home Ownership Rev., ”46-A“, GNMA, 3%, 7/01/2051	14,645,000	15,798,597
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), ”A“, 4%, 3/01/2029	275,000	310,138
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), ”A“, 4%, 3/01/2036	790,000	874,195
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), ”A“, 4%, 3/01/2041	465,000	508,940
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), ”A“, 4%, 3/01/2051	5,300,000	5,739,178
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), ”C“, 4%, 3/01/2036	585,000	637,827
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), ”C“, 4%, 3/01/2042	220,000	236,766
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	170,000	181,957
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	260,000	277,039
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	285,000	302,121
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), ”A“, 5%, 10/01/2040	915,000	1,103,833
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), ”A“, 5%, 10/01/2045	875,000	1,044,880
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), ”A“, 5%, 10/01/2050	560,000	665,331
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), ”A“, 4%, 11/01/2052	3,130,000	3,615,740
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (United Church Homes and Services), ”C“, 5%, 9/01/2041 (Prerefunded 9/01/2023)	370,000	408,710

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”A“, 5%, 9/01/2037 (Prerefunded 9/01/2024)	$100,000	$111,697
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”C“, 5%, 9/01/2046 (Prerefunded 9/01/2023)	1,350,000	1,491,240
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2042	610,000	693,047
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2047	1,195,000	1,351,434
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2051	2,440,000	2,754,132
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2054	975,000	1,099,182
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2031	1,600,000	1,910,026
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	11,650,000	14,552,078
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2049	1,780,000	2,222,394
Raleigh-Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2027	1,400,000	1,692,997
Raleigh-Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2028	1,875,000	2,323,276
Raleigh-Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2029	1,490,000	1,884,145
Raleigh-Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2030	1,250,000	1,612,392
Raleigh-Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2031	1,350,000	1,728,891
Raleigh-Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2032	1,000,000	1,272,756
Raleigh-Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2033	1,000,000	1,269,620
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	1,510,000	1,793,929
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2031	1,250,000	1,431,076
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2033	1,375,000	1,561,999
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	5,065,000	5,929,409
		$87,917,631
North Dakota - 0.7%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”A“, 4%, 1/01/2051 (u)	$11,365,000	$12,577,123
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”A“, 3%, 1/01/2052	9,510,000	10,251,772
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”D“, 4.25%, 1/01/2049 (u)	5,165,000	5,643,783
North Dakota State Board of Higher Education, Housing and Auxiliary Facilities Rev. (University of North Dakota), ”A“, AGM, 4%, 4/01/2039	2,340,000	2,730,388
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2034	3,895,000	4,640,086
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2038	3,620,000	4,287,107
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2048	200,000	233,131
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2053	1,485,000	1,722,654
		$42,086,044
Ohio - 2.8%
Akron, Bath, & Copley, OH, Joint Township Hospital District, Hospital Improvement Rev. (Children's Hospital Medical Center of Akron), 5%, 11/15/2038	$3,005,000	$3,182,297
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), ”B“, 5%, 2/15/2024 (Prerefunded 2/15/2022)	1,500,000	1,508,241
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2031	1,800,000	2,304,295
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2034	900,000	1,139,619
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2035	450,000	567,937
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	1,400,000	1,759,409
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 4%, 6/01/2039	450,000	523,110
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	22,550,000	26,187,599
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, ”2“, 0%, 6/01/2057	62,655,000	10,370,261
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	4,065,000	4,598,911
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	10,245,000	12,188,415
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), ”A“, 4%, 12/01/2055 (n)	840,000	883,006
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), ”B“, 4.5%, 12/01/2055 (n)	480,000	510,167
Cuyahoga, OH, Metropolitan Housing Authority General Rev. (2045 Initiative Project), 2%, 12/01/2031	2,925,000	2,955,302
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), ”A“, 4%, 5/15/2047	4,140,000	4,697,960
Lancaster, PA, Port Authority Gas Supply Rev., ”A“, 5%, 8/01/2049 (Put Date 2/01/2025)	5,250,000	5,909,514
Lucas County, OH, Hospital Rev. (Promedica Healthcare), ”A“, 5.25%, 11/15/2048	485,000	585,516
Miami County, OH, Hospital Facilities Rev. (Kettering Health), ”A“, 5%, 8/01/2049	9,845,000	11,990,838
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), ”A“, 4%, 8/01/2041	3,140,000	3,700,752

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), ”A“, 4%, 8/01/2047	$1,740,000	$1,999,292
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 4%, 8/01/2041	345,000	406,811
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), ”A“, 5%, 11/15/2034	1,000,000	1,239,740
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), ”A“, 4%, 11/15/2038	4,380,000	5,025,136
Northeast Ohio Medical University, General Receipts, ”A“, 4%, 12/01/2035	140,000	162,060
Northeast Ohio Medical University, General Receipts, ”A“, 4%, 12/01/2045	105,000	118,736
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), ”B“, 2.6%, 6/01/2041 (Put Date 10/01/2029)	4,615,000	4,850,543
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), ”C“, 2.1%, 12/01/2027 (Put Date 10/01/2024)	8,400,000	8,682,901
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), ”C“, 2.1%, 4/01/2028 (Put Date 10/01/2024)	3,925,000	4,057,589
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	8,140,000	9,003,831
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038 (n)	250,000	285,160
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048 (n)	330,000	381,109
Ohio Higher Educational Facility Commission Rev. (Franciscan University of Steubenville), 5%, 11/01/2041	3,000,000	3,502,665
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2035	1,130,000	1,438,222
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2038	1,075,000	1,360,346
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2039	1,135,000	1,433,597
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2042	1,950,000	2,448,247
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), ”A“, 4.5%, 9/01/2048 (u)	3,665,000	4,029,876
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), ”A“, 4.5%, 9/01/2049 (u)	7,445,000	8,216,737
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2034	865,000	1,082,271
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2036	635,000	731,225
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2038	620,000	711,632
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	590,000	674,741
Ohio State University, Special Purpose Rev., ”A“, 5%, 6/01/2038 (u)	3,355,000	3,555,694
Ohio State University, Special Purpose Rev., ”A“, 5%, 6/01/2043 (u)	8,150,000	8,637,529
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,740,000	8,696,131
		$178,294,970
Oklahoma - 0.4%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$200,000	$205,030
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	2,360,000	2,895,559
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,495,000	1,597,512
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2029	150,000	184,349
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2033	810,000	987,669
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2038	1,135,000	1,373,973
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.25%, 8/15/2043	395,000	484,219
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.25%, 8/15/2048	1,140,000	1,393,503
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.5%, 8/15/2052	9,880,000	12,205,451
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.5%, 8/15/2057	2,630,000	3,243,470
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), ”A“, 4.75%, 9/01/2048	2,055,000	2,283,926
Tulsa, OK, Airport Improvement Trust Rev., ”A“, 5%, 6/01/2045 (Prerefunded 6/01/2024)	755,000	835,469
		$27,690,130
Oregon - 1.0%
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), ”B-2“, 2.75%, 11/15/2025 (n)	$950,000	$950,679
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 2.4%, 8/01/2025 (Put Date 5/02/2022)	1,275,000	1,276,840
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 2.4%, 7/01/2038 (Put Date 5/02/2022)	1,730,000	1,740,344
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), ”A“, 5%, 8/15/2045	2,140,000	2,697,230
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), ”A“, 4%, 8/15/2050	1,510,000	1,752,068
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), ”A“, 5%, 8/15/2050	1,425,000	1,787,653
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), ”A“, AGM, 4%, 8/15/2045	3,920,000	4,587,280

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), ”B“, 1.2%, 6/01/2028	$795,000	$784,320
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), ”B-2“, 0.95%, 6/01/2027	2,045,000	2,020,423
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), ”C“, 1.25%, 6/01/2026	985,000	981,820
Oregon Facilities Authority Rev. (Legacy Health), ”A“, 5%, 6/01/2046	10,100,000	11,728,095
Oregon Facilities Authority Rev. (Samaritan Health Services Project), ”A“, 5%, 10/01/2040	750,000	934,594
Oregon Health & Sciences University Rev., ”B“, 5%, 7/01/2034	7,500,000	8,874,035
Oregon Housing & Community Services Department Mortgage Rev. (Single-Family Mortgage Program), ”D“, 4.75%, 1/01/2050 (u)	6,435,000	7,099,517
Port of Portland, OR, International Airport Rev., ”24B“, 5%, 7/01/2042	1,340,000	1,574,696
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, ”B“, 5%, 6/15/2030	4,000,000	4,898,221
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, ”B“, 5%, 6/15/2033	1,750,000	2,127,481
Yamhill County, OR, Hospital Authority Rev. (Friendsview), ”A“, 5%, 11/15/2036	730,000	870,085
Yamhill County, OR, Hospital Authority Rev. (Friendsview), ”A“, 5%, 11/15/2046	1,115,000	1,299,412
Yamhill County, OR, Hospital Authority Rev. (Friendsview), ”A“, 5%, 11/15/2051	525,000	610,027
Yamhill County, OR, Hospital Authority Rev. (Friendsview), ”A“, 5%, 11/15/2056	3,150,000	3,634,336
Yamhill County, OR, Hospital Authority Rev. (Friendsview), ”B-1“, 2.5%, 11/15/2028	885,000	887,706
Yamhill County, OR, Hospital Authority Rev. (Friendsview), ”B-2“, 2.125%, 11/15/2027	350,000	350,280
Yamhill County, OR, Hospital Authority Rev. (Friendsview), ”B-3“, 1.75%, 11/15/2026	705,000	705,629
		$64,172,771
Pennsylvania - 6.5%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), ”A“, 4%, 4/01/2044	$6,590,000	$7,347,142
Allentown, PA, City School District Rev., ”C“, BAM, 4%, 2/01/2035	1,150,000	1,352,312
Allentown, PA, City School District Rev., ”C“, BAM, 4%, 2/01/2036	1,100,000	1,290,546
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2042 (w)	985,000	1,225,674
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028 (n)	250,000	297,290
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	135,000	158,482
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	330,000	385,001
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2027 (n)	2,000,000	2,340,163
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2035	500,000	590,829
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2036	1,075,000	1,267,655
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2037	500,000	588,499
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2038	500,000	587,623
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2041	2,500,000	2,923,632
Beaver County, PA, Aliquippa Water & Sewer Rev., BAM, 4%, 11/15/2051	1,500,000	1,744,588
Beaver County, PA, Aliquippa Water & Sewer Rev., BAM, 4%, 11/15/2055	1,595,000	1,843,673
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2035	2,280,000	2,622,424
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2036	855,000	982,127
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	1,125,000	1,310,320
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	3,955,000	4,575,944
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2030	2,025,000	2,331,197
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2037	940,000	1,066,871
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	1,460,000	1,627,124
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), ”A“, 5%, 11/01/2044	7,670,000	7,738,059
Berks County, PA, Municipal Authority Rev. (Tower Health Project), ”B“, 5%, 2/01/2040 (Put Date 2/01/2030)	4,200,000	4,967,839
Berks County, PA, Municipal Authority Rev. (Tower Health Project), ”B-1“, 5%, 2/01/2040 (Put Date 2/01/2025)	9,885,000	10,750,554
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	550,000	657,398
Berks County, PA, Reading School District, BAM, 4%, 4/01/2044	945,000	1,110,227
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	895,000	1,018,415
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2050	4,485,000	5,074,428
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2032	225,000	256,283
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2033	270,000	307,171

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2034	$335,000	$380,626
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2035	325,000	368,863
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2036	170,000	192,688
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 4.75%, 12/15/2037	1,115,000	1,271,648
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 5%, 12/15/2047	530,000	606,815
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 5%, 12/15/2051	645,000	736,671
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	1,475,000	1,801,969
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	1,260,000	1,535,459
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	630,000	766,244
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2022	1,105,000	1,105,000
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2023	795,000	828,723
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	310,000	341,701
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033	1,845,000	1,971,053
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	30,000	33,957
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038	315,000	345,679
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2022	170,000	170,000
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2023	120,000	125,542
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,440,000	1,550,243
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	505,000	580,019
Delaware County, PA, Upper Darby School District, General Obligation, ”A“, BAM, 4%, 4/01/2046	600,000	702,595
Delaware County, PA, Upper Darby School District, General Obligation, ”A“, BAM, 4%, 4/01/2051	2,345,000	2,749,585
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 0.864% (LIBOR - 3mo. + 0.75%), 6/01/2037	7,315,000	7,081,078
Doylestown, PA, Hospital Rev., ”A“, 4%, 7/01/2045	585,000	639,481
Doylestown, PA, Hospital Rev., ”A“, 5%, 7/01/2049	590,000	689,080
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	365,000	421,063
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	470,000	542,191
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039 (Prerefunded 7/01/2024)	485,000	539,661
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046 (Prerefunded 7/01/2024)	265,000	294,865
Erie, PA, City School District General Obligation, ”A“, AGM, 5%, 4/01/2034	820,000	1,024,618
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), ”A“, 4%, 7/01/2049	7,950,000	9,065,634
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, ”B“, 0%, 12/01/2036	12,095,000	8,568,119
Lehigh County, PA, Water & Sewer Authority Rev., ”A“, 5%, 12/01/2043	4,445,000	4,792,176
Lehigh County, PA, Water & Sewer Authority Rev., ”A“, 5%, 12/01/2043 (Prerefunded 12/01/2023)	5,165,000	5,618,478
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2023	675,000	733,248
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2024	690,000	772,626
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2026	630,000	748,283
Luzerne County, PA, ”A“, AGM, 5%, 11/15/2029	5,835,000	6,772,205
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2029	1,570,000	1,930,312
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	940,000	1,152,316
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), ”A“, BAM, 5%, 7/01/2030	2,000,000	2,564,581
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2031	680,000	855,564
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2032	2,625,000	3,229,185
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2033	2,000,000	2,457,002
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	1,970,000	2,248,375
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	1,880,000	2,133,490
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2051	3,785,000	4,288,492
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), ”C“, 5%, 11/15/2045	1,380,000	1,659,364
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	2,385,000	2,551,566
Montour County, PA, Geisinger Authority Health System Rev., ”A“, 4%, 4/01/2039	3,320,000	3,884,020

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2032	$450,000	$541,820
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2033	600,000	720,841
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2044	1,310,000	1,541,309
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	800,000	936,262
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2026	1,110,000	1,233,725
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2027	760,000	857,066
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2028	795,000	905,303
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2031	210,000	244,976
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), ”B-2“, 0.3%, 4/01/2049 (Put Date 7/15/2022)	1,860,000	1,860,614
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 0.44%, 6/01/2041 (Put Date 6/03/2024)	5,800,000	5,823,288
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.15%, 7/01/2041 (Put Date 7/01/2024)	8,000,000	8,282,000
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 0.58%, 8/01/2037 (Put Date 8/01/2024)	2,020,000	2,012,796
Pennsylvania Economic Development Financing Authority, Solid Waste Refunding Rev. (Republic Services, Inc. Project), ”B“, 0.2%, 12/01/2030 (Put Date 1/03/2022)	2,050,000	2,050,000
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., ”A“, 5%, 6/01/2030	250,000	313,531
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., ”A“, 2.625%, 6/01/2042	1,045,000	1,053,398
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), ”A“, AGM, 4%, 5/01/2040	1,310,000	1,535,533
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), ”A“, 5%, 3/01/2038	1,000,000	1,235,262
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), ”A“, 5%, 3/01/2039	250,000	308,318
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 5%, 10/01/2044 (Prerefunded 10/01/2022)	3,915,000	4,054,596
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”128A“, 4.75%, 4/01/2033 (u)	4,790,000	5,191,343
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”135A“, 3%, 10/01/2051	9,965,000	10,623,761
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”135B“, 5%, 4/01/2028	2,350,000	2,869,512
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”135B“, 5%, 4/01/2029	2,400,000	2,982,665
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”135B“, 5%, 10/01/2029	2,410,000	3,018,138
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”135B“, 5%, 4/01/2030	2,420,000	3,053,681
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”135B“, 5%, 10/01/2030	1,400,000	1,782,651
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134A”, 3%, 10/01/2049	15,200,000	16,157,562
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028 (Prerefunded 4/01/2022)	1,870,000	1,891,763
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2030	2,000,000	2,394,265
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2032	7,820,000	9,320,074
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2033	22,255,000	26,512,295
Pennsylvania Turnpike Commission Rev., ”A“, 5%, 12/01/2044	2,220,000	2,785,993
Philadelphia, PA, ”B“, 5%, 2/01/2032	5,250,000	6,657,639
Philadelphia, PA, ”B“, 5%, 2/01/2035	3,850,000	4,839,260
Philadelphia, PA, Airport Refunding Rev., ”B“, 5%, 7/01/2047	5,000,000	5,924,314
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2033	4,215,000	5,066,112
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2034	250,000	300,112
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2042	11,175,000	13,308,082
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.625%, 8/01/2036	315,000	351,808
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.75%, 8/01/2046	1,030,000	1,140,466
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.375%, 8/01/2051	1,530,000	1,733,916
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”B“, 6%, 8/01/2051	1,180,000	1,316,352
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), ”A-1“, 6.75%, 6/15/2033	150,000	161,523
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), ”A-1“, 7%, 6/15/2043	355,000	381,568

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), ”A“, 5%, 9/01/2035	$1,040,000	$1,240,480
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), ”A“, 5%, 9/01/2042	10,810,000	12,841,321
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”I“, 5%, 12/01/2037	2,080,000	2,396,023
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”I“, 5%, 12/01/2058	8,300,000	9,417,075
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”III“, 5.25%, 12/01/2047 (n)	350,000	370,589
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”III“, 5.5%, 12/01/2058 (n)	505,000	536,811
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2037	565,000	632,136
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2042	1,940,000	2,152,725
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2049	1,685,000	1,856,250
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), ”15“, 5%, 8/01/2042	9,075,000	10,816,318
Philadelphia, PA, Gas Works Rev., ”14“, AGM, 5%, 10/01/2033	2,910,000	3,446,460
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,900,000	1,925,166
Philadelphia, PA, School District General Obligation, ”F“, 5%, 9/01/2038	255,000	298,654
Philadelphia, PA, School District, ”A“, 5%, 9/01/2033	310,000	384,396
Philadelphia, PA, School District, ”A“, 5%, 9/01/2035	1,160,000	1,431,143
Philadelphia, PA, School District, ”A“, 4%, 9/01/2036	1,565,000	1,832,733
Philadelphia, PA, School District, ”A“, 5%, 9/01/2036	385,000	473,753
Philadelphia, PA, School District, ”A“, 4%, 9/01/2037	1,240,000	1,449,258
Philadelphia, PA, School District, ”A“, 5%, 9/01/2037	385,000	472,665
Philadelphia, PA, School District, ”A“, 4%, 9/01/2038	1,775,000	2,071,289
Philadelphia, PA, School District, ”A“, 5%, 9/01/2038	385,000	472,297
Philadelphia, PA, School District, ”A“, 4%, 9/01/2039	1,000,000	1,164,887
Philadelphia, PA, School District, ”B“, 5%, 9/01/2043	1,160,000	1,413,624
Philadelphia, PA, School District, ”F“, 5%, 9/01/2037	1,020,000	1,196,637
Philadelphia, PA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2045	6,500,000	8,285,826
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 5%, 9/01/2032	750,000	1,018,146
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 5%, 9/01/2033	565,000	784,238
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 4%, 9/01/2035	285,000	339,292
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 5%, 9/01/2044	1,875,000	2,343,397
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2044	1,920,000	2,155,643
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	2,945,000	3,295,344
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	2,015,000	2,248,749
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	65,000	66,407
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	80,000	88,715
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2041	595,000	704,115
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2043	630,000	744,695
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2046	1,075,000	1,268,457
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2051	1,510,000	1,769,523
West Shore, PA, Area Authority Rev. (Messiah Village Project), ”A“, 5%, 7/01/2030	445,000	490,440
West Shore, PA, Area Authority Rev. (Messiah Village Project), ”A“, 5%, 7/01/2035	435,000	475,720
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), ”A“, 4%, 7/01/2025	350,000	389,227
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), ”A“, 5%, 7/01/2027	570,000	691,182
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), ”A“, 5%, 7/01/2029	640,000	809,924
		$419,298,866

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - 3.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NPFG, 4.75%, 7/01/2038	$5,860,000	$5,933,990
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	5,005,000	5,039,829
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NPFG, 5%, 7/01/2029	365,000	370,047
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”M“, AGM, 5%, 7/01/2032	660,000	664,669
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2030	5,350,000	5,437,996
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	1,980,000	2,010,523
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, ”A“, NPFG, 5%, 7/01/2038	570,000	577,881
Commonwealth of Puerto Rico, General Obligation, ”A“, 8%, 7/01/2035 (a)(d)	50,110,000	44,472,625
Commonwealth of Puerto Rico, Public Improvement, AAC, 4.5%, 7/01/2023	125,000	125,186
Commonwealth of Puerto Rico, Public Improvement, ”A“, AGM, 5%, 7/01/2035	7,435,000	7,487,550
Commonwealth of Puerto Rico, Public Improvement, ”A-4“, AGM, 5.25%, 7/01/2030	785,000	789,670
Commonwealth of Puerto Rico, Public Improvement, ”C-7“, NPFG, 6%, 7/01/2027	2,560,000	2,586,528
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	7,120,000	7,262,231
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	10,160,000	10,121,900
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	1,535,000	1,529,244
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	850,000	834,063
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	405,000	405,000
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	3,815,000	3,815,000
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	425,000	414,906
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	3,990,000	3,895,237
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	6,450,000	6,425,812
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.625%, 7/01/2023	445,000	449,755
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.65%, 7/01/2024	1,915,000	1,935,463
Puerto Rico Electric Power Authority Rev., ”EEE“, 6.05%, 7/01/2032 (a)(d)	2,380,000	2,341,325
Puerto Rico Electric Power Authority Rev., ”NN“, NPFG, 5.25%, 7/01/2022	1,505,000	1,512,276
Puerto Rico Electric Power Authority Rev., ”NN“, NPFG, 4.75%, 7/01/2033	225,000	228,682
Puerto Rico Electric Power Authority Rev., ”PP“, NPFG, 5%, 7/01/2022	905,000	917,513
Puerto Rico Electric Power Authority Rev., ”PP“, NPFG, 5%, 7/01/2024	160,000	162,212
Puerto Rico Electric Power Authority Rev., ”PP“, NPFG, 5%, 7/01/2025	210,000	212,904
Puerto Rico Electric Power Authority Rev., ”RR“, AGM, 5%, 7/01/2028	110,000	111,965
Puerto Rico Electric Power Authority Rev., ”RR“, NPFG, 5%, 7/01/2022	555,000	562,674
Puerto Rico Electric Power Authority Rev., ”SS“, AGM, 4.375%, 7/01/2030	230,000	232,737
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	1,955,000	1,908,569
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	1,705,000	1,698,606
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	345,000	343,706
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	5,215,000	5,195,444
Puerto Rico Electric Power Authority Rev., ”TT“, NPFG, 5%, 7/01/2024	970,000	983,412
Puerto Rico Electric Power Authority Rev., ”TT“, NPFG, 5%, 7/01/2026	35,000	35,484
Puerto Rico Electric Power Authority Rev., ”UU“, AGM, 5%, 7/01/2022	360,000	366,432
Puerto Rico Electric Power Authority Rev., ”UU“, AGM, 4.25%, 7/01/2027	1,385,000	1,399,830
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2025	280,000	295,015
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2026	840,000	890,945
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2029	2,295,000	2,454,116
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2030	3,085,000	3,290,432
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	465,000	496,770
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	360,000	360,450
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	815,000	815,000
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	2,450,000	2,391,813
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	2,730,000	2,730,000
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	955,000	955,000
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	2,950,000	2,950,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	1,800,000	1,845,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	2,805,000	2,832,461
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	600,000	608,071
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	155,000	155,388

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	$2,205,000	$2,232,036
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	690,000	691,725
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	735,000	744,741
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	820,000	822,050
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	545,000	553,175
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2023	3,810,000	3,931,740
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2024	7,335,000	7,526,698
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2025	705,000	726,864
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2028	755,000	781,608
Puerto Rico Municipal Finance Agency, ”A“, AGM, 5%, 8/01/2027	190,000	191,322
Puerto Rico Public Buildings Authority Government Facilities Rev., ”I“, AGM, 5%, 7/01/2036	425,000	427,957
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-2“, AAC, 10%, 7/01/2035	4,660,000	4,799,685
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-3“, NPFG, 6%, 7/01/2027	1,600,000	1,616,580
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-3“, NPFG, 6%, 7/01/2028	435,000	439,508
Puerto Rico Public Buildings Authority Government Facilities Rev., ”N“, AGM, 5%, 7/01/2032	400,000	402,784
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.5%, 7/01/2034	395,000	431,815
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	974,000	1,110,462
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	13,541,000	15,674,481
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	9,821,000	11,066,279
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.536%, 7/01/2053	132,000	149,127
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	1,824,000	2,087,775
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	141,000	136,114
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	1,554,000	1,436,851
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	293,000	257,141
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	14,021,000	11,406,735
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	13,721,000	10,400,456
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	9,798,000	3,329,649
University of Puerto Rico Rev., ”P“, NPFG, 5%, 6/01/2025	350,000	354,839
		$237,599,534
Rhode Island - 0.4%
Providence, RI, ”A“, 5%, 1/15/2025 (Prerefunded 1/15/2023)	$1,345,000	$1,410,978
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2028	350,000	440,284
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2029	375,000	481,120
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2030	380,000	496,938
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2031	400,000	533,219
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2032	425,000	564,731
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2033	440,000	583,598
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2034	460,000	608,770
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2035	500,000	660,711
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 5%, 11/01/2036	525,000	692,502
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 4%, 11/01/2037	665,000	805,831
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 4%, 11/01/2038	700,000	845,887

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 4%, 11/01/2039	$855,000	$1,030,952
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 4%, 11/01/2040	900,000	1,082,333
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), ”B“, 4%, 11/01/2041	175,000	209,760
Rhode Island Student Loan Authority, Education Loan Rev., ”A“, 5%, 12/01/2028	875,000	1,077,257
Rhode Island Student Loan Authority, Education Loan Rev., ”A“, 5%, 12/01/2029	700,000	877,349
Rhode Island Student Loan Authority, Education Loan Rev., ”A“, 5%, 12/01/2030	650,000	826,991
Rhode Island Student Loan Authority, Education Loan Rev., ”A“, 2.25%, 12/01/2039	2,485,000	2,508,812
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.25%, 12/01/2022	70,000	70,150
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2022	700,000	729,068
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.5%, 12/01/2034	1,325,000	1,366,186
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.625%, 12/01/2037	4,290,000	4,469,535
		$22,372,962
South Carolina - 1.8%
Chesterfield County, SC, School District, 5%, 3/01/2025	$2,250,000	$2,266,731
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2028	650,000	795,093
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), ”A“, 5%, 10/01/2040	3,880,000	4,603,498
Richland County, SC, Environmental Improvement Rev. (International Paper), ”A“, 3.875%, 4/01/2023	5,750,000	5,986,792
Rock Hill, SC, Combined Utility System Rev., ”A“, 4%, 1/01/2049	4,350,000	5,002,099
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), ”A“, 4%, 6/01/2036 (n)	480,000	515,023
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), ”A“, 4%, 6/01/2046 (n)	420,000	442,307
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	8,425,000	9,956,909
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), ”A“, 5%, 5/01/2048	6,685,000	7,979,098
South Carolina Jobs & Economic Development Authority, Hospital Rev. (St. Joseph's/Candler Health System, Inc.), ”C“, 5%, 7/01/2032	5,000,000	6,249,157
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,580,000	1,718,391
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	1,210,000	1,314,797
South Carolina Ports Authority Rev., 5.25%, 7/01/2050 (Prerefunded 7/01/2025)	3,075,000	3,575,253
South Carolina Ports Authority Rev., ”B“, 4%, 7/01/2035	3,405,000	3,943,788
South Carolina Ports Authority Rev., ”B“, 4%, 7/01/2037	5,290,000	6,104,078
South Carolina Ports Authority Rev., ”B“, 4%, 7/01/2039	5,235,000	6,021,029
South Carolina Ports Authority Rev., ”B“, 5%, 7/01/2044	8,000,000	9,767,595
South Carolina Public Service Authority Rev., ”A“, 5.125%, 12/01/2043	2,745,000	2,983,450
South Carolina Public Service Authority Rev., ”B“, 5.125%, 12/01/2043	6,550,000	7,118,978
South Carolina Student Loan Corp., Student Loan Rev., ”A“, 2.641%, 12/01/2026	7,990,000	7,965,265
South Carolina Student Loan Corp., Student Loan Rev., ”A“, 2.771%, 12/01/2027	3,700,000	3,683,324
South Carolina Student Loan Corp., Student Loan Rev., ”A“, 2.923%, 12/01/2028	2,750,000	2,743,560
South Carolina Student Loan Corp., Student Loan Rev., ”A“, 2.993%, 12/01/2029	1,800,000	1,791,333
South Carolina Student Loan Corp., Student Loan Rev., ”A“, 3.043%, 12/01/2030	575,000	571,517
South Carolina Student Loan Corp., Student Loan Rev., ”A“, 3.593%, 12/01/2039	4,150,000	4,178,850
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, 5%, 4/15/2048	4,620,000	5,547,956
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, AGM, 4%, 4/15/2045	1,080,000	1,256,350
		$114,082,221
South Dakota - 0.4%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2024 (Prerefunded 6/01/2023)	$1,000,000	$1,066,357
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2025 (Prerefunded 6/01/2023)	1,000,000	1,066,357
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2026 (Prerefunded 6/01/2023)	1,400,000	1,492,900
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Taxable Rev., 0.961%, 6/01/2024	1,995,000	1,973,222

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Dakota - continued
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Taxable Rev., 1.245%, 6/01/2025	$3,500,000	$3,443,521
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Taxable Rev., 1.495%, 6/01/2026	2,500,000	2,450,542
South Dakota Housing Development Authority, Homeownership Mortgage, ”A“, 3%, 11/01/2051	2,990,000	3,212,045
South Dakota Housing Development Authority, Homeownership Mortgage, ”B“, 4.5%, 11/01/2048 (u)	7,525,000	8,298,825
		$23,003,769
Tennessee - 1.9%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), ”A“, 5.25%, 1/01/2045 (Prerefunded 1/01/2023)	$10,310,000	$10,811,629
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-2“, 5%, 8/01/2049	330,000	402,748
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), ”A“, 5%, 1/01/2042	7,000,000	8,266,826
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	790,000	924,241
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	2,805,000	3,238,942
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), ”A“, 5%, 9/01/2030	7,250,000	8,899,097
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), ”A“, 5%, 9/01/2040	9,465,000	11,406,976
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2031	250,000	328,137
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2032	1,155,000	1,509,435
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2033	1,750,000	2,279,084
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2034	3,695,000	4,795,084
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2035	3,880,000	5,026,252
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2036	4,075,000	5,267,388
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2037	4,280,000	5,519,536
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2038	4,495,000	5,781,604
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2039	4,715,000	6,052,175
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2040	1,955,000	2,505,119
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), ”A“, 5%, 7/01/2035	2,685,000	3,172,672
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	170,000	206,638
Metropolitan Nashville Airport Authority, TN, Airport Rev., ”B“, 5%, 7/01/2035	1,700,000	2,152,880
Metropolitan Nashville, TN, Airport Authority Improvement Rev., ”B“, 5%, 7/01/2054	10,000,000	12,315,102
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2032	565,000	465,058
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2033	800,000	641,401
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2034	480,000	374,465
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2035	620,000	469,921
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2036	600,000	440,860
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2037	720,000	513,079
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2038	600,000	414,595
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	1,665,000	1,716,824
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2023	2,385,000	2,566,331
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2026	2,805,000	3,293,202
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 3.75%, 7/01/2039	1,100,000	1,132,696
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 4%, 1/01/2043	1,695,000	1,834,886
Tennessee Housing Development Agency, Residential Finance Program Rev., ”2-C“, 4%, 1/01/2045	525,000	551,281
Tennessee Housing Development Agency, Residential Finance Program Rev., ”3“, 4.25%, 7/01/2049	2,030,000	2,220,241
Tennessee Housing Development Agency, Residential Finance Program Rev., ”4“, 4.5%, 7/01/2049 (u)	6,495,000	7,201,272
		$124,697,677
Texas - 4.8%
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2028	$650,000	$808,979
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2029	600,000	759,596
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2030	850,000	1,081,301

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2031	$630,000	$797,573
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2032	625,000	789,024
Arlington, TX, Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2037	1,200,000	1,458,909
Arlington, TX, Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2038	980,000	1,189,939
Arlington, TX, Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2043	5,100,000	6,141,314
Austin, TX, Airport System Rev., ”B“, 5%, 11/15/2041	1,070,000	1,261,725
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2029	715,000	810,689
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2031	1,055,000	1,187,556
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2034	200,000	215,994
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2026	490,000	534,006
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2028	315,000	346,226
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2030	460,000	500,832
Austin, TX, Water & Wastewater System Rev., 5%, 11/15/2027	3,000,000	3,123,908
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., ”1A“, 2.35%, 4/01/2040	285,000	286,454
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., ”1A“, 3%, 4/01/2040	900,000	871,995
Brazos, TX, Higher Education Authority, Inc., Taxable Student Loan Program Rev., ”1A“, 3.414%, 4/01/2040	610,000	618,235
Capital Area, TX, Housing Finance Corp., Multi-Family Housing Rev. (Grand Ave. Flats), 0.29%, 8/01/2039 (Put Date 8/01/2024)	4,180,000	4,158,251
Central Texas Regional Mobility Authority Subordinate Lien Rev., ”C“, 5%, 1/01/2027	13,975,000	16,225,017
Clear Creek, TX, Independent School District Variable Rate Unlimited Tax School Building, ”B“, 0.28%, 2/15/2038 (Put Date 8/15/2024)	1,850,000	1,840,544
College of the Mainland, TX, General Obligation, 4%, 8/15/2044	2,240,000	2,632,601
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), ”A“, 2.5%, 10/01/2031	430,000	429,538
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), ”A“, 4%, 10/01/2050	910,000	1,004,353
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), ”B“, 3.5%, 10/01/2031 (n)	355,000	354,629
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), ”B“, 5%, 10/01/2050 (n)	680,000	747,193
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), ”C“, 4%, 10/01/2041	290,000	337,293
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), ”C“, 4%, 10/01/2046	335,000	382,277
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), ”C“, 4%, 10/01/2050	240,000	273,007
Dallas, TX, Dallas Area Rapid Transit Rev., ”B“, 5%, 12/01/2047	2,855,000	3,654,524
Dallas, TX, Dallas Area Rapid Transit Rev., ”B“, 4%, 12/01/2051	2,875,000	3,390,951
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), ”C“, 4%, 9/01/2044	423,000	478,670
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2029	250,000	316,229
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2030	200,000	257,990
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2031	330,000	434,530
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2032	330,000	404,217
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2033	295,000	360,611
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2034	280,000	341,663
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2035	250,000	304,422
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2036	290,000	351,933
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2038	490,000	591,249
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2022	400,000	410,855
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2023	850,000	903,371
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2025	430,000	484,176
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2026	650,000	748,214
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2027	1,000,000	1,169,122
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2028	1,075,000	1,271,916
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2029	700,000	838,275
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2030	800,000	970,833
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2031	1,100,000	1,331,856
El Paso, TX, Water & Sewer Rev., 5%, 3/01/2028 (Prerefunded 3/01/2022)	455,000	458,509
El Paso, TX, Independent School District, Maintenance Tax Notes, 2%, 2/01/2040 (Put Date 8/01/2023)	1,720,000	1,763,077
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2031	200,000	242,013
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2032	225,000	270,628
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2033	255,000	306,116
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2034	405,000	485,187
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2035	520,000	621,845
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2036	340,000	405,703
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2038	585,000	695,062

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Greater Texas Cultural Education Facilities Finance Corp. Lease Rev. (Epicenter Multipurpose Facilities Project), ”A“, 5%, 3/01/2031	$500,000	$654,857
Greater Texas Cultural Education Facilities Finance Corp. Lease Rev. (Epicenter Multipurpose Facilities Project), ”A“, 5%, 3/01/2032	750,000	978,491
Greater Texas Cultural Education Facilities Finance Corp. Lease Rev. (Epicenter Multipurpose Facilities Project), ”A“, 5%, 3/01/2033	800,000	1,041,660
Harlandale, TX, Independent School District, Variable Rate Maintenance Tax, BAM, 2%, 8/15/2040 (Put Date 8/15/2024)	4,310,000	4,355,331
Harlingen, TX, Economic Development Corp., Sales Tax Refunding Rev. (Cameron County), ”A“, BAM, 4%, 2/15/2030	1,170,000	1,335,287
Harlingen, TX, Economic Development Corp., Sales Tax Refunding Rev. (Cameron County), ”A“, BAM, 4%, 2/15/2031	1,525,000	1,729,230
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2035	1,575,000	1,872,858
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2036	2,790,000	3,312,345
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2037	3,775,000	4,472,781
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2038	3,150,000	3,726,333
Harris County-Houston, TX, Sports Authority Rev., ”C“, 5%, 11/15/2032	225,000	248,282
Harris County-Houston, TX, Sports Authority Rev., ”C“, 5%, 11/15/2033	545,000	601,196
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, ”A“, AGM, 0%, 11/15/2041	900,000	427,125
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, ”A“, AGM, 0%, 11/15/2046	2,250,000	822,701
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	1,565,000	1,654,282
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	100,000	108,445
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), ”A“, 5%, 7/01/2027	665,000	777,065
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), ”B-1“, 5%, 7/15/2030	2,760,000	3,057,673
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), ”B-2“, 5%, 7/15/2027	905,000	1,058,238
Houston, TX, Airport System Rev., Subordinate Lien, ”A“, 5%, 7/01/2031 (Prerefunded 7/01/2022)	2,310,000	2,363,943
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 3.375%, 10/01/2037	240,000	240,374
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	800,000	881,126
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	10,000	10,031
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), ”A“, 5%, 10/15/2044	1,565,000	1,812,217
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2035	150,000	181,629
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2037	215,000	258,901
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	240,000	288,567
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	435,000	517,833
Lubbock, TX, Electric Light and Power System Rev., 5%, 4/15/2032	1,500,000	1,923,366
Lubbock, TX, Electric Light and Power System Rev., 5%, 4/15/2033	1,775,000	2,267,173
Lubbock, TX, Electric Light and Power System Rev., 4%, 4/15/2034	1,725,000	2,061,125
Matagorda County, TX, Navigation District 1, Pollution Control Refunding Rev. (Central Power & Light Co. Project), 0.9%, 5/01/2030 (Put Date 9/01/2023)	2,640,000	2,648,153
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	490,000	590,442
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2048	1,595,000	1,914,981
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,780,000	2,130,120
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 5%, 7/01/2031	190,000	190,909
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 4%, 7/01/2036	955,000	852,819
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030 (Prerefunded 4/01/2025)	355,000	406,603
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035 (Prerefunded 4/01/2025)	355,000	406,603
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047 (Prerefunded 4/01/2025)	895,000	1,025,097
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Island Campus LLC - Texas A&M University - Corpus Christi Island Campus Project), ”A“, 5%, 4/01/2029	235,000	284,915

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), ”A“, AGM, 5%, 4/01/2046	$1,585,000	$1,726,321
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2033	45,000	45,762
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2038	115,000	116,869
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2048	345,000	350,309
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2032 (Prerefunded 6/15/2022)	155,000	158,274
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2037 (Prerefunded 6/15/2022)	175,000	178,696
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2042 (Prerefunded 6/15/2022)	215,000	219,541
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5.25%, 6/15/2048 (Prerefunded 6/15/2022)	300,000	306,672
North Texas Tollway Authority System Rev., ”B“, 4%, 1/01/2039	1,200,000	1,443,099
North Texas Tollway Authority System Rev., ”B“, 4%, 1/01/2040	950,000	1,140,519
North Texas Tollway Authority System Rev., ”B“, 4%, 1/01/2041	445,000	532,608
Port Arthur, TX, Tax and Rev., BAM, 5%, 2/15/2028	175,000	215,270
Port Arthur, TX, Tax and Rev., BAM, 5%, 2/15/2029	385,000	483,819
Port Arthur, TX, Tax and Rev., BAM, 5%, 2/15/2030	360,000	461,372
Port Arthur, TX, Tax and Rev., BAM, 5%, 2/15/2031	375,000	478,354
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2033	700,000	833,651
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2035	625,000	739,644
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2037	800,000	941,189
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2038	400,000	469,487
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2039	300,000	351,469
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2040	350,000	409,413
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2041	350,000	408,269
Port Beaumont, TX, Industrial Development Authority Facility Taxable Rev. (Jefferson Gulf Coast Energy Project), ”B“, 4.1%, 1/01/2028 (n)	18,750,000	18,155,786
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 3.625%, 1/01/2035 (n)	3,195,000	3,285,881
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), ”B“, 6%, 1/01/2025 (n)	9,425,000	9,724,783
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	4,380,000	5,091,847
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2029	420,000	531,170
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2030	520,000	652,946
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2031	420,000	526,792
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2032	420,000	525,605
San Antonio, TX, Electric & Gas Systems Rev., 5%, 2/01/2031	6,000,000	7,001,745
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2028	635,000	784,985
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2029	625,000	788,904
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2030	520,000	652,525
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2031	375,000	468,838
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2032	465,000	580,798
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,160,000	1,306,719
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	1,385,000	1,544,193
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	1,505,000	1,669,084
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), ”B“, 5%, 11/15/2030 (a)(d)	3,200,000	2,560,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054	9,356,076	10,016,771
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), ”A-1“, 5%, 10/01/2044	785,000	852,544
Temple, TX, Reinvestment Zone 1 Rev., ”A“, BAM, 4%, 8/01/2031	225,000	266,029
Temple, TX, Reinvestment Zone 1 Rev., ”A“, BAM, 4%, 8/01/2033	200,000	234,947
Temple, TX, Reinvestment Zone 1 Rev., ”A“, BAM, 4%, 8/01/2034	250,000	292,912
Temple, TX, Reinvestment Zone 1 Rev., ”A“, BAM, 4%, 8/01/2037	200,000	232,994
Temple, TX, Reinvestment Zone 1 Rev., ”A“, BAM, 4%, 8/01/2038	170,000	197,703
Temple, TX, Reinvestment Zone 1 Rev., ”A“, BAM, 4%, 8/01/2041	200,000	231,775

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., ”A“, 4.75%, 1/01/2049 (u)	$11,895,000	$13,206,167
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., ”A“, 4.75%, 3/01/2049 (u)	3,025,000	3,329,028
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., ”A“, GNMA, 3%, 3/01/2052	13,890,000	15,088,375
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2030	5,140,000	6,563,492
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	4,675,000	6,070,795
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2032	4,670,000	6,165,852
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segment 3C Project), 5%, 6/30/2058	22,920,000	27,416,079
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,495,000	1,654,213
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,195,000	1,316,708
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5%, 5/01/2028	1,000,000	1,160,630
Texas State University, Financing System Rev., ”A“, 5%, 3/15/2032	5,000,000	6,005,131
Texas Transportation Commission, State Highway 249 System Rev., ”A“, 5%, 8/01/2057	4,100,000	4,766,742
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2037	455,000	264,077
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2038	335,000	184,188
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2039	375,000	195,417
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2040	375,000	184,673
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2041	745,000	347,139
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2042	1,025,000	451,659
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2043	840,000	350,954
University of Texas, System Rev., ”J“, 5%, 8/15/2028	5,000,000	5,960,761
		$311,794,775
Utah - 0.6%
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), ”A“, 5%, 4/15/2039	$290,000	$350,962
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), ”A“, 5%, 4/15/2044	260,000	312,003
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), ”A“, 5%, 4/15/2049	1,840,000	2,196,319
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2037	1,000,000	1,134,423
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2042	3,495,000	3,941,688
Utah County, UT, Hospital Rev. (IHC Health Services, Inc.), ”A“, 5%, 5/15/2043	5,000,000	6,333,409
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”G“, GNMA, 4.5%, 7/21/2049	1,251,031	1,302,179
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”H“, GNMA, 4.5%, 8/21/2049	644,830	671,194
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”I“, 2.5%, 8/21/2051	3,934,045	4,105,775
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”I“, GNMA, 4%, 9/21/2049	1,323,198	1,374,800
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”J“, GNMA, 2.5%, 9/21/2051	14,919,971	15,571,263
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, ”G“, GNMA, 3.5%, 2/21/2050	1,988,419	2,086,647
		$39,380,662
Vermont - 0.4%
Burlington, VT, Airport Rev., ”A“, 5%, 7/01/2022	$85,000	$86,953
Burlington, VT, Airport Rev., ”A“, 4%, 7/01/2028	2,020,000	2,046,179
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	1,035,000	1,205,678
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3.625%, 6/15/2029	325,000	339,988
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 5%, 6/15/2029	500,000	609,548
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3.75%, 6/15/2030	345,000	361,092
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 5%, 6/15/2031	565,000	705,854
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 4%, 6/15/2033	325,000	340,820
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 4%, 6/15/2034	345,000	361,455
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3%, 6/15/2035	8,540,000	8,656,679
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3.375%, 6/15/2036	4,675,000	4,780,997
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 2.375%, 6/15/2039	1,425,000	1,429,240
Vermont Student Assistance Corp., Education Loan Rev., ”B“, 4.375%, 6/15/2046	765,000	791,815
Vermont Student Assistance Corp., Education Loan Rev., ”B“, 4%, 6/15/2047	1,260,000	1,298,600
		$23,014,898

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - 0.9%
Amelia County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	$865,000	$873,746
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	405,000	409,095
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 2.4%, 8/01/2027 (Put Date 5/02/2022)	1,275,000	1,282,624
Commonwealth of Virginia, University Health System General Rev., ”A“, 4%, 7/01/2040	13,150,000	14,894,019
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043 (Prerefunded 3/01/2023)	2,100,000	2,258,841
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2035	3,905,000	4,848,020
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2037	3,990,000	4,936,211
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), ”A“, 2.4%, 9/01/2038 (Put Date 5/02/2022)	1,090,000	1,096,517
Halifax County, VA, Industrial Development Authority Recovery Zone Facility Rev. (Virginia Electric & Power Co. Project), ”A“, 0.45%, 12/01/2041 (Put Date 4/01/2022)	5,440,000	5,442,362
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, ETM, AGM, 11.502%, 8/23/2027 (p)	2,900,000	3,834,484
King George County, VA, Industrial Development Authority Solid Waste Disposal Rev. (King George Landfill, Inc. Project), ”A“, 2.5%, 6/01/2023 (Put Date 6/01/2023)	1,455,000	1,492,878
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), ”B“, 0.75%, 11/01/2035 (Put Date 9/02/2025)	4,160,000	4,172,956
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4%, 9/01/2023 (n)	10,000	10,165
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028 (n)	145,000	155,534
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	270,000	294,391
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	980,000	1,040,313
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	230,000	250,140
Sussex County, VA, Industrial Development Authority Solid Waste Disposal Rev. (Atlantic Waste Disposal, Inc. Project), ”A“, 2.4%, 6/01/2028 (Put Date 5/02/2022)	1,275,000	1,282,624
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2030 (n)	800,000	864,211
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2035 (n)	715,000	766,970
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2027	375,000	446,807
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2028	400,000	485,565
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2029	400,000	494,216
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC Project), 5%, 7/01/2049	1,285,000	1,289,213
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	625,000	703,034
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	185,000	192,977
Virginia Small Business Financing Authority Senior Lien Rev. (95 Express Lanes LLC Project), 5%, 1/01/2044	5,705,000	5,724,144
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), ”A“, 6.375%, 3/01/2019 (a)(d)	529,028	53
		$59,542,110
Washington - 2.2%
Central Puget Sound, WA, Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax Rev., ”S-1“, 5%, 11/01/2041	$13,000,000	$15,418,012
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	1,885,000	2,195,496
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	2,410,000	2,787,229
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	4,630,000	5,280,614
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	5,360,000	5,366,601
Seattle, WA, Port Intermediate Lien Rev., 5%, 4/01/2037	10,000,000	12,357,963
Seattle, WA, Port Intermediate Lien Rev., ”C“, 5%, 8/01/2024	6,350,000	7,067,406
Seattle, WA, Port Intermediate Lien Rev., ”C“, 5%, 8/01/2025	3,175,000	3,653,581
Seattle, WA, Port Intermediate Lien Rev., ”C“, 5%, 8/01/2026	4,020,000	4,767,017
Seattle, WA, Port Rev., 4%, 4/01/2044	1,600,000	1,811,191
Seattle, WA, Port Rev., ”B“, 5%, 8/01/2024	3,000,000	3,078,627
Washington Economic Development Finance Authority, Environmental Facilities Rev. (Mura Cascade ELP LLC Project), 0.33%, 12/01/2041 (Put Date 12/08/2022) (n)	3,905,000	3,905,588
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2045	5,140,000	6,470,652
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2050	2,500,000	3,132,427
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2055	6,360,000	7,961,928

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2027	$500,000	$599,945
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	1,875,000	2,202,707
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,710,000	2,003,358
Washington Motor Vehicle Fuel Tax, ”E“, 5%, 2/01/2037	12,000,000	13,094,640
Washington Motor Vehicle Fuel Tax, ”E“, 5%, 2/01/2039	7,985,000	8,713,392
Washington State Housing Finance Commission, Municipal Certificates, ”A“, 3.5%, 12/01/2035	16,258,070	18,833,826
Washington State Housing Finance Commission, Single Family Rev., ”1N“, GNMA, 3%, 12/01/2049	7,000,000	7,544,400
		$138,246,600
West Virginia - 0.4%
Monongalia County, WV, Board of Education, 5%, 5/01/2029 (Prerefunded 5/01/2022)	$1,445,000	$1,467,684
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), ”A“, 4.125%, 6/01/2043 (n)	1,390,000	1,548,669
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), ”A“, 0.625%, 12/01/2038 (Put Date 12/15/2025)	3,335,000	3,304,799
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), ”A“, 1%, 1/01/2041 (Put Date 9/01/2025)	3,140,000	3,161,851
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), ”A“, 5%, 9/01/2038	840,000	1,035,611
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), ”A“, 5%, 9/01/2039	250,000	307,693
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), ”A“, 4%, 6/01/2051	7,000,000	7,860,650
West Virginia Housing Development Fund, ”A“, FHA, 3.45%, 11/01/2033	640,000	694,134
West Virginia Housing Development Fund, ”A“, FHA, 3.75%, 11/01/2038	605,000	658,254
West Virginia Water Development Authority Rev. (Loan Program II), ”A-II“, 5%, 11/01/2033	675,000	808,648
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2031	425,000	525,127
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2032	275,000	338,521
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2033	540,000	662,884
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2035	655,000	797,100
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2041	595,000	711,998
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2046	600,000	710,409
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2051	435,000	512,966
		$25,106,998
Wisconsin - 2.2%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2032	$650,000	$507,124
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2033	995,000	746,825
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2034	950,000	688,368
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2035	1,420,000	992,140
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2036	1,460,000	978,920
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2037	2,370,000	1,523,962
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2038	2,570,000	1,582,609
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2039	2,795,000	1,648,567
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2040	1,205,000	681,413
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2031	490,000	396,519
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2032	665,000	518,573
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2033	640,000	480,654
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2034	595,000	429,951
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2035	760,000	527,779
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2036	735,000	489,916
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2037	740,000	472,808
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2038	760,000	465,443
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2039	710,000	415,828
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2040	175,000	98,283
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2030	115,000	146,939
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2031	130,000	165,594
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2032	150,000	190,708
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2033	160,000	203,119

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2034	$150,000	$190,065
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2035	190,000	240,464
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”A“, AGM, 4%, 2/15/2036	1,200,000	1,413,732
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”A“, AGM, 4%, 2/15/2037	1,100,000	1,293,222
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”C“, 5%, 2/15/2047	805,000	945,683
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2037	695,000	754,138
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2047	1,235,000	1,320,338
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2057	1,900,000	2,009,183
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), ”A“, 5%, 7/01/2038	385,000	450,096
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), ”A“, 5%, 7/01/2044	450,000	523,048
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), ”A“, 5%, 7/01/2049	1,875,000	2,171,796
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”A“, 5%, 11/01/2039	815,000	915,558
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”A“, 5%, 11/01/2046	1,045,000	1,162,833
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”A“, 5%, 11/01/2054	8,180,000	9,051,463
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”B-3“, 2.25%, 11/01/2026	1,735,000	1,740,789
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 5%, 9/15/2040 (Prerefunded 9/15/2023)	465,000	501,445
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 5%, 9/15/2045 (Prerefunded 9/15/2023)	630,000	679,377
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 5%, 9/15/2050 (Prerefunded 9/15/2023)	2,560,000	2,760,641
Wisconsin Housing & Economic Development Authority Home Ownership, ”A“, 3%, 3/01/2052	4,145,000	4,474,753
Wisconsin Housing & Economic Development Authority Home Ownership, ”D“, 4%, 3/01/2047 (u)	4,420,000	4,796,008
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5%, 7/01/2022	150,000	151,244
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5.25%, 7/01/2028	1,260,000	1,284,147
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5%, 7/01/2042	1,815,000	1,846,910
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”C“, 5%, 7/01/2042	1,630,000	1,658,334
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	200,000	239,412
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	615,000	725,946
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	420,000	494,388
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030 (n)	120,000	131,900
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035 (n)	120,000	132,253
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), ”B-2“, 2.25%, 6/01/2027 (n)	1,460,000	1,465,174
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), ”C“, 2.75%, 6/01/2026 (n)	1,185,000	1,180,029
Wisconsin Public Finance Authority Healthcare Facility Rev. (Blue Ridge Healthcare), ”A“, 4%, 1/01/2045	650,000	744,404
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2025 (n)	75,000	80,034
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2030 (n)	165,000	177,927
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2038 (n)	220,000	234,873
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	655,000	759,915
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	605,000	698,136
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), ”A“, 4%, 9/01/2036 (n)	1,875,000	2,053,250
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), ”A“, 4%, 9/01/2041 (n)	1,705,000	1,847,511
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), ”A“, 4%, 9/01/2051 (n)	3,150,000	3,352,590
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), ”A“, 4%, 9/01/2056 (n)	1,675,000	1,772,732
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (n)	10,885,000	11,610,198
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	5,195,000	5,318,189
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	190,000	205,018

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	$5,595,000	$6,128,098
Wisconsin Public Finance Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), ”A“, 5%, 11/15/2041	1,010,000	1,222,051
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), ”A“, 4%, 10/01/2041	240,000	271,186
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), ”A“, 4%, 10/01/2046	325,000	363,959
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), ”A“, 4%, 10/01/2051	925,000	1,032,803
Wisconsin Public Finance Authority Rev. (Celanese Corp.), ”B“, 5%, 12/01/2025	620,000	714,304
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2037 (n)	995,000	1,086,108
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2042 (n)	1,005,000	1,095,327
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2047 (n)	2,395,000	2,610,257
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2052 (n)	200,000	217,976
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.125%, 11/15/2029 (n)	490,000	525,602
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.5%, 11/15/2034 (n)	455,000	490,129
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.75%, 11/15/2044 (n)	375,000	403,297
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 6%, 11/15/2049 (n)	740,000	799,823
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), ”A“, 4.5%, 6/01/2056 (n)	6,940,000	7,078,824
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 5%, 7/01/2044	375,000	449,725
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 4%, 7/01/2045	805,000	905,029
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 4%, 7/01/2050	695,000	778,443
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 5%, 7/01/2054	485,000	577,083
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 4%, 7/01/2055	785,000	876,612
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 5%, 7/01/2058	560,000	665,570
Wisconsin Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), 5%, 7/01/2036	500,000	604,909
Wisconsin Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2048	6,000,000	7,141,872
Wisconsin Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2053	3,570,000	4,235,817
Wisconsin Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2058	5,000,000	5,922,466
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), ”A-1“, 4%, 7/01/2041 (n)	335,000	368,303
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), ”A-1“, 4%, 7/01/2051 (n)	1,665,000	1,805,938
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), ”A-1“, 4%, 7/01/2061 (n)	2,940,000	3,133,695
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), ”A-2“, 4.85%, 7/01/2031 (n)	335,000	334,586
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), ”A-2“, 5.35%, 7/01/2040 (n)	1,425,000	1,425,057
		$143,176,037
Wyoming - 0.2%
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2031	$235,000	$285,847
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2032	140,000	169,780
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2033	235,000	284,420

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wyoming - continued
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2035	$220,000	$265,240
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2037	200,000	239,979
Wyoming Community Development Authority, Housing Rev., 4%, 12/01/2050 (u)	8,225,000	9,114,612
		$10,359,878
Total Municipal Bonds		$6,306,661,996
Bonds – 0.4%
Consumer Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$7,980,000	$7,155,043
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	6,065,000	5,139,306
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	851,000	691,465
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	2,473,000	1,918,806
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	25,900,000	8,427,475
Toll Road Investors Partnership II LP, Capital Appreciation, ”A“, NPFG, 0%, 2/15/2045 (n)	466,115	119,559
Toll Road Investors Partnership II LP, Capital Appreciation, ”B“, NPFG, 0%, 2/15/2033 (n)	3,715,000	2,272,290
Total Bonds		$25,723,944
Other Municipal Bonds – 0.3%
Multi-Family Housing Revenue – 0.3%
Freddie Mac, VRDN, 2.625%, 6/15/2035	$17,380,000	$18,456,349
FRETE 2021 – ML12 Trust, ”X-US“, FHLMC, 1.219%, 7/25/2041 (i)(n)	16,115,450	2,112,455
Total Other Municipal Bonds		$20,568,804
Investment Companies (h) - 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 0.07% (v)	200,713,045	$200,713,045

Other Assets, Less Liabilities - (1.9)%		(121,031,557)
Net Assets - 100.0%		$6,432,636,232
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $200,713,045 and $6,352,954,744, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $345,997,122, representing 5.4% of net assets.
(p)	Primary market inverse floater.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), ”A“, 6.25%, 5/15/2035	6/30/15	$100,000	$68,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), ”A“, 7.75%, 5/15/2035	11/15/17	902,506	567,800
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), ”A“, 8.125%, 5/15/2044	11/15/17	1,377,710	860,200

Portfolio of Investments (unaudited) – continued
Restricted Securities − continued	Acquisition Date	Cost	Value
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), ”A“, 6.5%, 5/15/2049	6/30/15	$180,000	$122,400
Illinois Housing Development Authority Rev., ”A“, 3.87%, 11/15/2035	2/04/21	9,478,466	9,214,002
Illinois Housing Development Authority Rev., ”B“, 3.87%, 11/15/2035	2/04/21	3,865,535	3,757,680
Illinois Housing Development Authority Rev., ”C“, 3.87%, 11/15/2035	2/04/21	3,857,296	3,749,672
Illinois Housing Development Authority Rev., ”D“, 3.87%, 11/15/2035	2/04/21	3,519,776	3,421,569
Illinois Housing Development Authority Rev., ”E“, 3.87%, 11/15/2035	2/04/21	2,422,268	2,354,683
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., ”A“, 5%, 7/01/2045	8/28/20-1/12/21	7,202,642	7,949,723
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., ”A“, 5%, 7/01/2061	8/28/20	8,618,911	9,911,192
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, ”B“, 0% to 7/01/2035, 6.75% to 7/01/2061	8/28/20	4,714,636	7,444,062
Total Restricted Securities			$49,420,983
% of Net assets			0.8%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
MUNIPSA	SIFMA Municipal Swap Index
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RIBS	Residual Interest Bonds
SOFR	Secured Overnight Financing Rate
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$6,327,230,800	$—	$6,327,230,800
U.S. Corporate Bonds	—	25,723,944	—	25,723,944
Mutual Funds	200,713,045	—	—	200,713,045
Total	$200,713,045	$6,352,954,744	$—	$6,553,667,789
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$144,969,899	$842,763,367	$787,020,221	$—	$—	$200,713,045
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$47,460	$—

Supplemental Information (unaudited) – continued
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.